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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-08355
                                   ---------------------------------------------

                        Wells Family of Real Estate Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

    6200 The Corners Parkway           Norcross, Georgia              30092
--------------------------------------------------------------------------------
          (Address of principal executive offices)                  (Zip code)

                                Jill W. Maggiore

Wells Asset Management, Inc.     6200 The Corners Parkway     Norcross, GA 30092
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (770) 449-7800
                                                    ----------------------------

Date of fiscal year end:        December 31, 2008
                            ---------------------------

Date of reporting period:       December 31, 2008
                            ---------------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.     REPORTS TO STOCKHOLDERS.

LETTER TO SHAREHOLDERS                                         FEBRUARY 26, 2009
================================================================================

Dear Wells Shareholder:

The past year challenged the resolve of every investor.

The downturn in the equity markets and the global financial turmoil produced volatility in nearly every sector of our economy in 2008. Both of our index funds tracked the commercial real estate sector through their respective benchmarks last year and therefore reflected the overall real estate market correction, in line with many other securities markets.

Specifically, our WELLS DOW JONES WILSHIRE U.S. REIT INDEX FUND, which is designed to mirror the holdings of the Dow Jones Wilshire U.S. REIT IndexSM, returned -38.26% for Class "A" Shares in 2008. The Index itself, which attempts to reflect the full U.S. publicly traded equity REIT market, posted a return of -39.2% for the year.(1)

Our WELLS DOW JONES WILSHIRE GLOBAL RESI INDEX FUND, on the other hand, seeks to mirror the holdings of the Dow Jones Wilshire Global Real Estate Securities IndexSM. This Index, in turn, seeks to reflect the markets for both U.S. publicly traded equity REITs and global real estate securities. The global Index was down 47.34% in 2008, while Class "A" Shares of our global Fund dropped 48.81%.(1)

However, since the past cannot be changed and the future is uncertain, I urge you to continue to work with your financial representative to examine your goals and investments and be sure you are well-positioned for the future. A long-term investment view and a well-diversified portfolio are still key ingredients to proper planning.

Here are some further suggestions:

o First, don't throw your financial plan out the window. Your financial representative can advise you where to hold or adjust your course while moving forward to reach your goals. In times like these, you may want to consider asking about dollar-cost-averaging. By continuing or resuming share purchases while prices are lower, you may be able to balance out your cost per share over the years.

o Second, talk with your financial representative to be sure your assets are well-diversified and that you are comfortable with the level of risk in your portfolio. Remember that your investment in a Wells mutual fund offers wide exposure within the real estate sector, with holdings across many different companies, locations, and types of commercial real estate. Over time, this diversification may help to mitigate the effects of risk and volatility.

o Third, I still believe investors should maintain commercial real estate holdings in their portfolios. Most tenants across many real estate sectors are still paying their rent and still need buildings in which to operate. Any recovery in the broader markets should increase this demand for commercial real estate and begin to restore the conditions that support strong real estate performance.

While I can't predict when the economy will stabilize, I am confident it will. The capital markets have never failed to return to bullish territory after a major economic setback. Therefore, learning from what is behind us, let's look forward to meet the challenge and opportunity of tomorrow.

Our Mutual Fund Shareholder Services will be happy to answer any questions you may have at 800-282-1581, or you may visit www.wellsref.com for further Fund information.

Thank you for investing with us and for sharing my faith in real estate's enduring value.

Sincerely,

/s/ Leo

Leo F. Wells III
President
Wells Real Estate Funds

================================================================================
                 TOP-FIVE FUND SECTORS (BY PERCENTAGE HOLDING)
--------------------------------------------------------------------------------
Wells Dow Jones Wilshire U.S.                 Wells Dow Jones Wilshire Global
       REIT Index Fund                                REIT Index Fund
----------------------------------            ----------------------------------
Specialized             28.2%                 Retail                  27.8%
Retail                  22.5%                 Financial               16.4%
Residential             17.5%                 Office                  15.1%
Office                  16.5%                 Specialized             12.9%
Diversified              9.0%                 Diversified             10.4%
================================================================================

[PIE CHART OMITTED]

DOW JONES WILSHIRE GLOBAL RESI
BREAKDOWN OF U.S. AND INTERNATIONAL WEIGHTINGS
INDEX COMPONENTS

INTERNATIONAL - 53%
U.S. - 47%

--------------------
 1 Performance does not reflect the impact of taxes and sales charges, which, if reflected, would reduce performance. Past performance is not a guarantee of future results. Current performance may be lower or higher than the past performance quoted. Performance through the most recent month-end is available at www.wellsref.com or by calling 800-282-1581.

The performance of Class "A" shares will differ from the performance of the other classes of shares to the extent that the classes have different expenses and sales load structures. Upon redemption, shares may be worth more or less than their original cost.

Returns for the Wells Dow Jones Wilshire U.S. REIT Index Fund and Wells Dow Jones Wilshire Global RESI Index Fund will vary from the Dow Jones Wilshire REIT IndexSM and Dow Jones Wilshire Global RESI IndexSM, respectively. One cannot invest directly in an index. Differences in performance are due in part to (but not limited to) the Funds' expenses, the level of cash allocation in the Funds, and the degree of cash flows into and out of the Funds, matched with the corresponding portfolio transactions to invest investor purchases or manage redemptions. The Funds' investment return and principal will fluctuate.

WELLS FAMILY OF REAL ESTATE FUNDS
REAL ESTATE SECURITIES COMMENTARY
WITH PORTFOLIO MANAGER AMOS ROGERS,
THE TUCKERMAN GROUP
JULY TO DECEMBER 2008
================================================================================

In 2008, real estate's defensive characteristics helped the global real estate asset class to outperform global equities through the third quarter.* That trend reversed in October, however, based primarily on the collapse of the financial services sector, further tightening of the credit markets, confirmation of a global recession, and a deterioration in commercial real estate fundamentals. As a result, global real estate was down 35% and finished the year with a -47% return. This was largely in line with global equities, which returned -42% for the year.

The UK, North America, and Australia were the three worst-performing regions in the fourth quarter, returning -47%, -41%, and -42%, respectively. These regions suffered the greatest from the systemic shocks in the financial services markets and led the way into the global recession. Asia-Pacific continued its negative trend from earlier in the year and returned -22% in Q4. For the year, the UK, Australia, and Asia-Pacific underperformed the global universe, returning -60%, -63%, and -49%, respectively. Japan was the best-performing region in 2008, finishing the year with a -34% return.

The deep and protracted nature of the credit crisis became apparent in the second half of 2008. Traditional lenders conducted limited lending on a secured basis, but on much more conservative terms. In an effort to preserve capital and strengthen their balance sheets, a number of real estate companies cut or suspended their 2008 dividends.

In Q4, investors also became aware of a deterioration in real estate operating fundamentals. Broad national GDP declines, increasing unemployment rates, and consumer retrenchment all signaled the onset of a global recession. Both occupancies and rental rates began to decline in Q4, and net income growth is projected to flatten or turn negative in 2009. In contrast, a lack of construction financing kept most development at bay late in the cycle, giving most public real estate companies a buffer until the operating environment stabilizes.

For 2009, the outlook for real estate remains largely dependent on the thawing of the credit markets, the severity of the global recession, and the deleveraging of the private real estate market. Balance sheet concerns and impending debt maturities reduced 2009 earnings expectations, and a potentially significant asset value decline in the private real estate market will continue to weigh on the listed securities.

Deleveraging in the private real estate market is expected to create "distressed" buying opportunities. Well-capitalized, long-term holders of real estate will not only survive this cycle but may be well-positioned to take advantage of these acquisition opportunities, bringing opportunistic capital back to the sector. Once uncertainty abates and there is transparency in valuations and earnings, we likely will begin to see a recovery in publicly traded REITs and the remainder of the real estate sector.

* Global real estate measured by the Dow Jones Wilshire Global RESISM; global securities measured by the MSCI World IndexSM.
Sources: SSgA, The Tuckerman Group, FTSE EPRA/NAREIT, Citigroup, UBS, Merrill Lynch, Bloomberg, Standard & Poor's, J.P. Morgan, Morgan Stanley, Dow Jones, Wachovia, Bank of America, Green Street Advisors, PricewaterhouseCoopers, CBRE. All returns are in $US.

DISCLOSURES

This material is for your private information. The views expressed are the views of State Street Global Advisors and The Tuckerman Group and are subject to change based on market and other conditions. The opinions expressed may differ from those with different investment philosophies. The information we provide does not constitute investment advice and it should not be relied on as such. It should not be considered a solicitation to buy or an offer to sell a security. It does not take into account any investor's particular investment objectives, strategies, tax status, or investment horizon. We encourage you to consult your tax advisor or financial representative. All material has been obtained from sources believed to be reliable, but its accuracy is not guaranteed. There is no representation or warranty as to the current accuracy of, nor liability for, decisions based on such information. Past performance is no guarantee of future results.

SSgA may have or may seek investment management or other business relationships with companies discussed in this material or affiliates of those companies, such as their officers, directors, and pension plans.

A Real Estate Investment Trust (REIT) is a long-term investment that pools investor funds and uses those funds to acquire commercial properties. REITs can differ based upon properties purchased and investment strategies. They are required to pay out 90% of their net taxable income to investors to maintain REIT tax status. A portion of the REIT distribution may be tax-deferred due to depreciation and other tax items; a REIT distribution may consist of return of capital, capital gains, and dividend income. There is no guarantee as to distributions or principal. Nontraded REITs are subject to potential illiquidity.

Past performance is not indicative of future results. International investing entails additional risks such as currency exchange rates, foreign legislative changes, and geopolitical fluctuations. The Dow Jones Wilshire U.S. REIT IndexSM and the Dow Jones Wilshire Global RESISM are calculated and distributed by Dow Jones Indexes pursuant to an agreement between Dow Jones & Company, Inc. and Wilshire Associates Incorporated. Dow Jones and Wilshire are the respective service marks of Dow Jones and Wilshire Associates. Standard & Poor's 500(R) Index is a registered trademark of Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

The Fund's foreign securities may be subject to foreign taxation. Currency Rate Risk includes changes in the value of American currency if underlying securities or properties are purchased in other currencies, and the outcome may impact investor performance. Increases in interest rates typically lower the current value of the REIT's income stream. Changes affecting the global real estate economy will usually have a greater impact on performance, as the Fund's holdings are only in the real estate sector. REITs have various risks including potential for vacancies, devaluation of the properties, competition for investment properties, and dependence on real estate management talent.

The opinions expressed by the author are not necessarily wholly reflective of the views of Wells Real Estate Funds, Inc. State Street Global Advisors and The Tuckerman Group statistical data are their own and have not been verified for accuracy by Wells Real Estate Funds, Inc., or its affiliates. Wells Real Estate Funds and Wells Investment Securities, Inc., are not affiliated with State Street Global Advisors or The Tuckerman Group. Wells Real Estate Funds, Inc., is affiliated with Wells Investment Securities, Inc. -- Distributor -- Member FINRA/SIPC.

WELLS DOW JONES WILSHIRE U.S. REIT INDEX FUND
PERFORMANCE INFORMATION (UNAUDITED)
================================================================================

        COMPARISON OF THE CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE
              WELLS DOW JONES WILSHIRE U.S. REIT INDEX FUND(a) AND
         THE DOW JONES WILSHIRE U.S. REAL ESTATE INVESTMENT TRUST INDEX

                              [LINE GRAPH OMITTED]

         WELLS DOW JONES WILSHIRE        DOW JONES WILSHIRE U.S. REAL
          U.S. REIT INDEX FUND          ESTATE INVESTMENT TRUST INDEX
       ----------------------------     -----------------------------
              DATE       VALUE                 DATE       VALUE
              ----      -------                ----      -------
            12/31/1998  $ 9,600             12/31/1998  $ 10,000
            3/31/1999     9,185              3/31/1999     9,590
            6/30/1999    10,053              6/30/1999    10,603
            9/30/1999     9,174              9/30/1999     9,726
            12/31/1999    9,000             12/31/1999     9,742
            3/31/2000     9,192              3/31/2000    10,033
            6/30/2000    10,132              6/30/2000    11,158
            9/30/2000    11,013              9/30/2000    12,201
            12/31/2000   11,481             12/31/2000    12,766
            3/31/2001    11,431              3/31/2001    12,635
            6/30/2001    12,647              6/30/2001    14,011
            9/30/2001    12,372              9/30/2001    13,675
            12/31/2001   12,930             12/31/2001    14,342
            3/31/2002    13,955              3/31/2002    15,542
            6/30/2002    14,561              6/30/2002    16,259
            9/30/2002    13,255              9/30/2002    14,782
            12/31/2002   13,313             12/31/2002    14,856
            6/30/2003    15,049              6/30/2003    16,865
            12/31/2003   17,822             12/31/2003    20,231
            6/30/2004    18,758              6/30/2004    21,449
            12/31/2004   23,193             12/31/2004    26,940
            6/30/2005    24,498              6/30/2005    28,774
            12/31/2005   25,547             12/31/2005    30,663
            6/30/2006    28,753              6/30/2006    35,104
            12/31/2006   34,262             12/31/2006    41,694
            6/30/2007    32,134              6/30/2007    39,203
            12/31/2007   28,191             12/31/2007    34,375
            6/30/2008    27,129              6/30/2008    33,218
            12/31/2008   17,406             12/31/2008    20,900

                       Past performance is not predictive of future performance.

         ------------------------------------------------------------
                  Wells Dow Jones Wilshire U.S. REIT Index Fund
                         Average Annual Total Returns(b)
                        (periods ended December 31, 2008)

                      1 Year   5 Years   10 Years  Since Inception(c)
                      ------   -------   --------  ------------------
         Class A     (40.72%)  (1.28%)     5.70%          3.15%
         Class B     (41.34%)  (1.40%)      N/A           4.84%
         Class C     (39.28%)  (1.25%)      N/A           4.91%
         Class I     (38.17%)  (0.23%)      N/A           2.38%
         ------------------------------------------------------------

Past performance does not guarantee future results, and there is no assurance that the Fund will achieve its investment objective. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance quoted above. More current performance data is available at the Fund's website at www.wellsref.com. Investors should consider the investment objective, risks and charges and expenses of the Fund carefully before investing.

(a) The line graph above represents performance of Class A shares only, which will vary from the performance of Class B, Class C and Class I shares based on the difference in loads and fees paid by shareholders in the different classes. The change in value of the initial $10,000 investment shown for Class A shares in the line graph reflects the maximum front-end sales load of 4%.

(b) Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or distributions are reinvested in shares of the Fund. The total returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c) The initial public offering of Class A shares commenced on March 2, 1998, the initial public offering of Class B shares commenced on May 7, 1999, the initial public offering of Class C shares commenced on May 5, 1999 and the initial public offering of Class I shares commenced on August 25, 2003.

WELLS DOW JONES WILSHIRE GLOBAL RESI INDEX FUND
PERFORMANCE INFORMATION (UNAUDITED)
================================================================================

        COMPARISON OF THE CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE
             WELLS DOW JONES WILSHIRE GLOBAL RESI INDEX FUND(a) AND
           THE DOW JONES WILSHIRE GLOBAL REAL ESTATE SECURITIES INDEX

                              [LINE GRAPH OMITTED]

        DOW JONES WILSHIRE GLOBAL                 WELLS DOW JONES WILSHIRE
       REAL ESTATE SECURITIES INDEX                GLOBAL RESI INDEX FUND
  ---------------------------------------      --------------------------------

        DATE                  VALUE              DATE                  VALUE
        ----                 -------             ----                 -------
        12/29/06           $ 10,000              12/29/06            $ 9,600
        12/31/06             10,000              12/31/06              9,600
        03/31/07             10,614              03/31/07             10,032
        06/30/07             10,059              06/30/07              9,439
        09/30/07             10,095              09/30/07              9,472
        12/31/07              8,931              12/31/07              8,328
        03/31/08              8,643              03/31/08              8,080
        06/30/08              7,993              06/30/08              7,430
        09/30/08              7,311              09/30/08              6,848
        12/31/08              4,761              12/31/08              4,439

                       Past performance is not predictive of future performance.

            -------------------------------------------------------
                 Wells Dow Jones Wilshire Global RESI Index Fund
                         Average Annual Total Returns(b)
                        (periods ended December 31, 2008)

                                 1 Year   Since Inception(c)
                                 ------   ------------------
                   Class A      (48.81%)       (33.31%)
                   Class C      (47.61%)       (32.43%)
                   Class I      (46.56%)       (31.59%)
            -------------------------------------------------------

Past performance does not guarantee future results, and there is no assurance that the Fund will achieve its investment objective. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance quoted above. More current performance data is available at the Fund's website at www.wellsref.com. Investors should consider the investment objective, risks and charges and expenses of the Fund carefully before investing.

(a) The line graph above represents performance of Class A shares only, which will vary from the performance of Class C and Class I shares based on the difference in loads and fees paid by shareholders in the different classes. The change in value of the initial $10,000 investment shown for Class A shares in the line graph reflects the maximum front-end sales load of 4%.

(b) Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or distributions are reinvested in shares of the Fund. The total returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c) The initial public offering of Class A and Class C shares commenced on December 29, 2006 and the initial public offering of Class I shares commenced on January 10, 2007.

WELLS DOW JONES WILSHIRE U.S. REIT INDEX FUND
SECTOR ALLOCATION (% OF COMMON STOCKS)
DECEMBER 31, 2008 (UNAUDITED)
================================================================================

                              [PIE CHART OMITTED]

                          Diversified         9.1%
                          Industrial          5.8%
                          Office             16.6%
                          Residential        17.6%
                          Retail             22.6%
                          Specialized        28.3%


WELLS DOW JONES WILSHIRE U.S. REIT INDEX FUND
TOP 10 HOLDINGS
DECEMBER 31, 2008 (UNAUDITED)
================================================================================
                                                           % OF
                                                        NET ASSETS
                                                        ----------

               Simon Property Group, Inc.                  7.5%
               Public Storage, Inc.                        6.2%
               Vornado Realty Trust                        5.3%
               Equity Residential                          4.9%
               HCP, Inc.                                   4.8%
               Boston Properties, Inc.                     4.5%
               Ventas, Inc.                                3.3%
               AvalonBay Communities, Inc.                 3.2%
               Health Care REIT, Inc.                      3.0%
               Kimco Realty Corp.                          2.9%

WELLS DOW JONES WILSHIRE GLOBAL RESI INDEX FUND
COUNTRY ALLOCATION (% OF COMMON STOCKS)
DECEMBER 31, 2008 (UNAUDITED)
================================================================================

                              [BAR CHART OMITTED]

                        Australia               8.7%
                        Austria                 0.6%
                        Belgium                 0.7%
                        Bermuda                 0.9%
                        Brazil                  0.3%
                        Canada                  3.8%
                        France                  5.6%
                        Germany                 0.2%
                        Hong Kong               4.8%
                        Italy                   0.1%
                        Japan                  14.0%
                        Malaysia                0.3%
                        Netherlands             1.6%
                        New Zealand             0.4%
                        Philippines             0.5%
                        Poland                  0.2%
                        Singapore               2.7%
                        South Africa            0.4%
                        Spain                   0.0%
                        Sweden                  0.8%
                        Switzerland             1.0%
                        Turkey                  0.0%
                        United Kingdom          6.2%
                        United States          46.2%


WELLS DOW JONES WILSHIRE GLOBAL RESI INDEX FUND
TOP 10 HOLDINGS
DECEMBER 31, 2008 (UNAUDITED)
================================================================================
                                                           % OF
                                                        NET ASSETS
                                                        ----------

              Westfield Group                              5.0%
              Mitsui Fudosan Co. Ltd.                      4.4%
              Unibail-Rodamco                              3.7%
              Simon Property Group, Inc.                   3.6%
              Public Storage, Inc.                         3.1%
              Vornado Realty Trust                         2.6%
              Equity Residential                           2.4%
              Brookfield Asset Management, Inc. - Class A  2.4%
              HCP, Inc.                                    2.1%
              Boston Properties, Inc.                      2.0%

WELLS FAMILY OF REAL ESTATE FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2008
=====================================================================================================================
                                                                                        WELLS DOW        WELLS DOW
                                                                                     JONES WILSHIRE   JONES WILSHIRE
                                                                                       U.S. REIT        GLOBAL RESI
                                                                                       INDEX FUND       INDEX FUND
--------------------------------------------------------------------------------------------------------------------
ASSETS
Investment securities:
   At acquisition cost ............................................................   $ 231,976,818    $  47,413,723
                                                                                      =============    =============
   At market value (Note 1) .......................................................   $ 144,924,555    $  24,796,536
Cash ..............................................................................              --            1,745
Cash denominated in foreign currency (a) (Note 4) .................................              --           40,522
Dividends receivable ..............................................................       1,408,719          193,188
Receivable for investment securities sold .........................................         221,753               --
Receivable for capital shares sold ................................................         557,411           43,452
Receivable from Adviser (Note 3) ..................................................          13,900           34,748
Other assets ......................................................................          56,129           28,464
                                                                                      -------------    -------------
   TOTAL ASSETS ...................................................................     147,182,467       25,138,655
                                                                                      -------------    -------------
LIABILITIES
Payable for investment securities purchased .......................................         333,079          231,052
Payable for capital shares redeemed ...............................................         686,142           20,669
Payable to Underwriter (Note 3) ...................................................          56,665            6,780
Payable to Administrator (Note 3) .................................................          38,600           13,000
Net unrealized depreciation on forward foreign currency exchange contracts (Note 5)              --              217
Other accrued expenses and liabilities ............................................          13,672           23,128
                                                                                      -------------    -------------
   TOTAL LIABILITIES ..............................................................       1,128,158          294,846
                                                                                      -------------    -------------

NET ASSETS ........................................................................   $ 146,054,309    $  24,843,809
                                                                                      =============    =============
NET ASSETS CONSIST OF:
Paid-in capital ...................................................................   $ 247,327,011    $  50,303,268
Distributions in excess of net investment income ..................................              --          (27,483)
Accumulated net realized losses from security transactions ........................     (14,220,439)      (2,815,249)
Net unrealized depreciation on investments ........................................     (87,052,263)     (22,617,187)
Net unrealized appreciation on translation of assets
   and liabilities in foreign currencies ..........................................              --              460
                                                                                      -------------    -------------
Net assets ........................................................................   $ 146,054,309    $  24,843,809
                                                                                      =============    =============
PRICING OF CLASS A SHARES
Net assets applicable to Class A shares ...........................................   $  96,202,357    $  19,869,128
                                                                                      =============    =============
Shares of beneficial interest outstanding (unlimited number
   of shares authorized, no par value) ............................................      21,720,481        4,563,765
                                                                                      =============    =============
Net asset value and redemption price per share (Note 1) ...........................   $        4.43    $        4.35
                                                                                      =============    =============
Maximum offering price per share (Note 1) .........................................   $        4.61    $        4.53
                                                                                      =============    =============

WELLS FAMILY OF REAL ESTATE FUNDS
STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
=====================================================================================================================
                                                                                        WELLS DOW        WELLS DOW
                                                                                     JONES WILSHIRE   JONES WILSHIRE
                                                                                       U.S. REIT        GLOBAL RESI
                                                                                       INDEX FUND       INDEX FUND
--------------------------------------------------------------------------------------------------------------------
PRICING OF CLASS B SHARES
Net assets applicable to Class B shares ...........................................   $  19,459,328
                                                                                      =============
Shares of beneficial interest outstanding (unlimited number
   of shares authorized, no par value) ............................................       4,260,921
                                                                                      =============
Net asset value and offering price per share(b) (Note 1) ..........................   $        4.57
                                                                                      =============
PRICING OF CLASS C SHARES
Net assets applicable to Class C shares ...........................................   $  28,864,027    $   3,815,367
                                                                                      =============    =============
Shares of beneficial interest outstanding (unlimited number
   of shares authorized, no par value) ............................................       6,366,274          879,103
                                                                                      =============    =============
Net asset value and offering price per share(b) (Note 1) ..........................   $        4.53    $        4.34
                                                                                      =============    =============
PRICING OF CLASS I SHARES
Net assets applicable to Class I shares ...........................................   $   1,528,597    $   1,159,314
                                                                                      =============    =============
Shares of beneficial interest outstanding (unlimited number
   of shares authorized, no par value) ............................................         344,859          266,232
                                                                                      =============    =============
Net asset value, offering price and redemption price per share (Note 1) ...........   $        4.43    $        4.35
                                                                                      =============    =============

(a)   The cost of cash denominated in foreign currency is $40,571

(b)   Redemption price varies based on length of time held.

See accompanying notes to financial statements.

WELLS FAMILY OF REAL ESTATE FUNDS
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2008
================================================================================================
                                                                     WELLS DOW       WELLS DOW
                                                                  JONES WILSHIRE  JONES WILSHIRE
                                                                    U.S. REIT       GLOBAL RESI
                                                                    INDEX FUND      INDEX FUND
-----------------------------------------------------------------------------------------------
INVESTMENT INCOME
   Dividends ...................................................   $  7,858,332    $  1,196,565
   Foreign withholding taxes on dividends ......................             --         (99,784)
                                                                   ------------    ------------
     TOTAL INVESTMENT INCOME ...................................      7,858,332       1,096,781
                                                                   ------------    ------------
EXPENSES
   Investment advisory fees (Note 3) ...........................      1,126,682         155,452
   Distribution expenses, Class A (Note 3) .....................        354,749          50,660
   Distribution expenses, Class B (Note 3) .....................        346,940              --
   Distribution expenses, Class C (Note 3) .....................        479,996          58,346
   Transfer agent fees, Class A (Note 3) .......................        201,420          38,298
   Transfer agent fees, Class B (Note 3) .......................         52,440              --
   Transfer agent fees, Class C (Note 3) .......................         75,093          18,000
   Transfer agent fees, Class I (Note 3) .......................          6,000          18,000
   Administrative services fees (Note 3) .......................        180,339          24,987
   Custodian fees ..............................................         69,695         120,954
   Postage and supplies ........................................        159,057          25,242
   Professional fees ...........................................         91,344          78,009
   Accounting services fees (Note 3) ...........................         64,517          50,880
   Trustees' fees ..............................................         55,762          55,612
   Reports to shareholders .....................................         78,419          13,560
   Registration fees, Common ...................................         20,628          21,206
   Registration fees, Class A ..................................          9,403           7,799
   Registration fees, Class B ..................................            761              --
   Registration fees, Class C ..................................          9,591           5,814
   Registration fees, Class I ..................................          1,993           6,816
   Pricing costs ...............................................          2,328          36,419
   Insurance expense ...........................................         29,299           6,952
   Interest expense (Note 7) ...................................          8,364              --
   Other expenses ..............................................         89,621          37,210
                                                                   ------------    ------------
     TOTAL EXPENSES ............................................      3,514,441         830,216
     Fees waived and expenses reimbursed by the Adviser (Note 3)       (299,590)       (389,066)
     Class A expenses reimbursed by the Adviser (Note 3) .......       (210,823)        (46,097)
     Class B expenses reimbursed by the Adviser (Note 3) .......        (53,201)             --
     Class C expenses reimbursed by the Adviser (Note 3) .......        (84,684)        (23,814)
     Class I expenses reimbursed by the Adviser (Note 3) .......         (7,993)        (24,816)
                                                                   ------------    ------------
     NET EXPENSES ..............................................      2,858,150         346,423
                                                                   ------------    ------------

NET INVESTMENT INCOME ..........................................      5,000,182         750,358
                                                                   ------------    ------------

WELLS FAMILY OF REAL ESTATE FUNDS
STATEMENTS OF OPERATIONS (CONTINUED)
================================================================================================
                                                                     WELLS DOW       WELLS DOW
                                                                  JONES WILSHIRE  JONES WILSHIRE
                                                                    U.S. REIT       GLOBAL RESI
                                                                    INDEX FUND      INDEX FUND
------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS AND FOREIGN CURRENCIES
   Net realized gains (losses) from:
     Security transactions .....................................   $    830,949    $ (2,584,418)
     Foreign currency transactions .............................             --          (5,441)
   Net change in unrealized appreciation/depreciation on:
     Security transactions .....................................    (92,332,935)    (17,202,949)
     Foreign currency translation ..............................             --          (1,349)
                                                                   ------------    ------------
NET REALIZED AND UNREALIZED LOSSES ON
   INVESTMENTS AND FOREIGN CURRENCIES ..........................    (91,501,986)    (19,794,157)
                                                                   ------------    ------------

NET DECREASE IN NET ASSETS FROM OPERATIONS .....................   $(86,501,804)   $(19,043,799)
                                                                   ============    ============

See accompanying notes to financial statements.

WELLS DOW JONES WILSHIRE U.S. REIT INDEX FUND
STATEMENTS OF CHANGES IN NET ASSETS
===================================================================================================================
                                                                                       YEAR ENDED     YEAR ENDED
                                                                                      DECMEBER 31,   DECMEBER 31,
                                                                                          2008           2007
------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment income ..........................................................   $  5,000,182   $  4,773,319
   Net realized gains from security transactions ..................................        830,949     66,324,770
   Net change in unrealized appreciation/depreciation on security transactions ....    (92,332,935)  (139,905,972)
                                                                                      ------------   ------------
Net decrease in net assets from operations ........................................    (86,501,804)   (68,807,883)
                                                                                      ------------   ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
   Dividends from net investment income, Class A ..................................     (3,554,306)    (3,669,202)
   Dividends from net investment income, Class B ..................................       (585,862)      (464,232)
   Dividends from net investment income, Class C ..................................       (832,809)      (625,372)
   Dividends from net investment income, Class I ..................................        (27,205)       (14,513)
   Distributions from net realized gains, Class A .................................     (8,853,605)   (41,907,777)
   Distributions from net realized gains, Class B .................................     (1,761,651)   (10,191,539)
   Distributions from net realized gains, Class C .................................     (2,592,028)   (13,921,205)
   Distributions from net realized gains, Class I .................................       (142,582)      (122,433)
   Return of capital, Class A .....................................................     (3,573,569)    (3,571,325)
   Return of capital, Class B .....................................................       (754,945)      (882,757)
   Return of capital, Class C .....................................................     (1,080,986)    (1,184,429)
   Return of capital, Class I .....................................................        (38,656)       (11,214)
                                                                                      ------------   ------------
Decrease in net assets from distributions to shareholders .........................    (23,798,204)   (76,565,998)
                                                                                      ------------   ------------
FROM CAPITAL SHARE TRANSACTIONS (NOTE 8)
CLASS A
   Proceeds from shares sold ......................................................     33,078,875     41,376,759
   Net asset value of shares issued in reinvestment of distributions to shareholders    14,173,264     43,225,206
   Payments for shares redeemed ...................................................    (56,415,979)   (86,439,658)
                                                                                      ------------   ------------
Net decrease in net assets from Class A share transactions ........................     (9,163,840)    (1,837,693)
                                                                                      ------------   ------------
CLASS B
   Proceeds from shares sold ......................................................        124,011      2,700,569
   Net asset value of shares issued in reinvestment of distributions to shareholders     2,730,944     10,026,383
   Payments for shares redeemed ...................................................     (9,497,153)   (16,082,058)
                                                                                      ------------   ------------
Net decrease in net assets from Class B share transactions ........................     (6,642,198)    (3,355,106)
                                                                                      ------------   ------------
CLASS C
   Proceeds from shares sold ......................................................      5,396,410     11,938,071
   Net asset value of shares issued in reinvestment of distributions to shareholders     4,083,878     14,205,487
   Payments for shares redeemed ...................................................    (15,201,746)   (27,026,045)
                                                                                      ------------   ------------
Net decrease in net assets from Class C share transactions ........................     (5,721,458)      (882,487)
                                                                                      ------------   ------------

WELLS DOW JONES WILSHIRE U.S. REIT INDEX FUND
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
==================================================================================================================
                                                                                       YEAR ENDED     YEAR ENDED
                                                                                      DECMEBER 31,   DECMEBER 31,
                                                                                          2008           2007
------------------------------------------------------------------------------------------------------------------
CLASS I
   Proceeds from shares sold ......................................................   $  1,806,399   $    345,556
   Net asset value of shares issued in reinvestment of distributions to shareholders       133,858        130,106
   Payments for shares redeemed ...................................................       (219,812)      (696,989)
                                                                                      ------------   ------------
Net increase (decrease) in net assets from Class I share transactions .............      1,720,445       (221,327)
                                                                                      ------------   ------------

TOTAL DECREASE IN NET ASSETS ......................................................   (130,107,059)  (151,670,494)

NET ASSETS
   Beginning of year ..............................................................    276,161,368    427,831,862
                                                                                      ------------   ------------
   End of year ....................................................................   $146,054,309   $276,161,368
                                                                                      ============   ============

ACCUMULATED NET INVESTMENT INCOME .................................................   $         --   $         --
                                                                                      ============   ============

See accompanying notes to financial statements.

WELLS DOW JONES WILSHIRE GLOBAL RESI INDEX FUND
STATEMENTS OF CHANGES IN NET ASSETS

===================================================================================================================
                                                                                        YEAR ENDED      YEAR ENDED
                                                                                       DECMEBER 31,    DECMEBER 31,
                                                                                           2008            2007
-------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment income ...........................................................   $    750,358    $    354,781
   Net realized gains (losses) from:
     Security transactions .........................................................     (2,584,418)         47,014
     Foreign currency transactions .................................................         (5,441)         (2,769)
   Net change in unrealized appreciation/depreciation on:
     Security transactions .........................................................    (17,202,949)     (5,414,238)
     Foreign currency translation ..................................................         (1,349)          1,809
                                                                                       ------------    ------------
Net decrease in net assets from operations .........................................    (19,043,799)     (5,013,403)
                                                                                       ------------    ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
   Dividends from net investment income, Class A ...................................       (602,498)       (255,004)
   Dividends from net investment income, Class C ...................................       (115,468)        (55,274)
   Dividends from net investment income, Class I ...................................        (65,015)        (34,278)
   Distributions from net realized gains, Class A ..................................             --        (183,929)
   Distributions from net realized gains, Class C ..................................             --         (65,443)
   Distributions from net realized gains, Class I ..................................             --         (25,348)
   Return of capital, Class A ......................................................       (155,789)             --
   Return of capital, Class C ......................................................        (45,628)             --
   Return of capital, Class I ......................................................        (15,053)             --
                                                                                       ------------    ------------
Decrease in net assets from distributions to shareholders ..........................       (999,451)       (619,276)
                                                                                       ------------    ------------
FROM CAPITAL SHARE TRANSACTIONS (NOTE 8)
CLASS A
   Proceeds from shares sold .......................................................     21,665,195      23,504,445
   Net asset value of shares issued in reinvestment of distributions to shareholders        682,977         411,027
   Payments for shares redeemed ....................................................     (5,462,341)     (3,785,458)
                                                                                       ------------    ------------
Net increase in net assets from Class A share transactions .........................     16,885,831      20,130,014
                                                                                       ------------    ------------
CLASS C
   Proceeds from shares sold .......................................................      2,329,549       9,633,496
   Net asset value of shares issued in reinvestment of distributions to shareholders        148,728         110,447
   Payments for shares redeemed ....................................................     (2,757,413)       (945,728)
                                                                                       ------------    ------------
Net increase (decrease) in net assets from Class C share transactions ..............       (279,136)      8,798,215
                                                                                       ------------    ------------
CLASS I
   Proceeds from shares sold .......................................................        614,962       3,294,894
   Net asset value of shares issued in reinvestment of distributions to shareholders         68,320          51,501
   Payments for shares redeemed ....................................................       (762,572)       (304,238)
                                                                                       ------------    ------------
Net increase (decrease) in net assets from Class I share transactions ..............        (79,290)      3,042,157
                                                                                       ------------    ------------

TOTAL INCREASE (DECREASE) IN NET ASSETS ............................................     (3,515,845)     26,337,707

NET ASSETS
   Beginning of year ...............................................................     28,359,654       2,021,947
                                                                                       ------------    ------------
   End of year .....................................................................   $ 24,843,809    $ 28,359,654
                                                                                       ============    ============
ACCUMULATED UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF)
   NET INVESTMENT INCOME ...........................................................   $    (27,483)   $      7,456
                                                                                       ============    ============

See accompanying notes to financial statements.

WELLS DOW JONES WILSHIRE U.S. REIT INDEX FUND
CLASS A
FINANCIAL HIGHLIGHTS
==============================================================================================================================
                                                                   PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
==============================================================================================================================
                                                       YEAR            YEAR            YEAR            YEAR            YEAR
                                                      ENDED           ENDED           ENDED           ENDED           ENDED
                                                     DEC. 31,        DEC. 31,        DEC. 31,        DEC. 31,        DEC. 31,
                                                       2008            2007            2006            2005            2004
------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of year ...........    $     8.44      $    13.77      $    11.64      $    11.97      $    10.31
                                                    ----------      ----------      ----------      ----------      ----------
Income (loss) from investment operations:
   Net investment income .......................          0.19            0.21            0.22            0.27            0.31
   Net realized and unrealized gains
     (losses) on security transactions .........         (3.36)          (2.57)           3.70            0.92            2.73
                                                    ----------      ----------      ----------      ----------      ----------
Total from investment operations ...............         (3.17)          (2.36)           3.92            1.19            3.04
                                                    ----------      ----------      ----------      ----------      ----------
Less distributions:
   Dividends from net investment income ........         (0.19)          (0.21)          (0.22)          (0.27)          (0.31)
   Distributions from net realized gains .......         (0.46)          (2.56)          (1.39)          (1.04)          (0.99)
   Return of capital ...........................         (0.19)          (0.20)          (0.18)          (0.21)          (0.08)
                                                    ----------      ----------      ----------      ----------      ----------
Total distributions ............................         (0.84)          (2.97)          (1.79)          (1.52)          (1.38)
                                                    ----------      ----------      ----------      ----------      ----------

Net asset value at end of year .................    $     4.43      $     8.44      $    13.77      $    11.64      $    11.97
                                                    ==========      ==========      ==========      ==========      ==========

Total return(a) ................................       (38.26%)        (17.71%)         34.11%          10.15%          30.13%
                                                    ==========      ==========      ==========      ==========      ==========

Net assets at end of year (000's) ..............    $   96,202      $  173,840      $  267,234      $  210,471      $  212,993
                                                    ==========      ==========      ==========      ==========      ==========
Ratio of net expenses to average net assets(b) .         0.99%           0.99%           0.99%           0.99%           0.99%

Ratio of net investment income
   to average net assets .......................         2.50%           1.51%           1.60%           2.17%           2.86%

Portfolio turnover rate ........................           11%             28%             20%             18%             26%

(a)   Total returns shown exclude the effect of applicable sales loads.
(b) Absent fee waivers and expense reimbursements by the Adviser, the ratio of expenses to average net assets would have been 1.27%, 1.14%, 1.18%, 1.25% and 1.30% for the years ended December 31, 2008, 2007, 2006, 2005 and 2004, respectively (Note 3).

See accompanying notes to financial statements.

WELLS DOW JONES WILSHIRE U.S. REIT INDEX FUND
CLASS B
FINANCIAL HIGHLIGHTS
==============================================================================================================================
                                                                   PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
==============================================================================================================================
                                                       YEAR            YEAR            YEAR            YEAR            YEAR
                                                      ENDED           ENDED           ENDED           ENDED           ENDED
                                                     DEC. 31,        DEC. 31,        DEC. 31,        DEC. 31,        DEC. 31,
                                                       2008            2007            2006            2005            2004
------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of year ...........    $     8.66      $    14.03      $    11.84      $    12.15      $    10.46
                                                    ----------      ----------      ----------      ----------      ----------
Income (loss) from investment operations:
   Net investment income .......................          0.14            0.11            0.12            0.18            0.23
   Net realized and unrealized gains
     (losses) on security transactions .........         (3.45)          (2.61)           3.75            0.94            2.76
                                                    ----------      ----------      ----------      ----------      ----------
Total from investment operations ...............         (3.31)          (2.50)           3.87            1.12            2.99
                                                    ----------      ----------      ----------      ----------      ----------
Less distributions:
   Dividends from net investment income ........         (0.14)          (0.11)          (0.12)          (0.18)          (0.23)
   Distributions from net realized gains .......         (0.46)          (2.56)          (1.39)          (1.04)          (0.99)
   Return of capital ...........................         (0.18)          (0.20)          (0.17)          (0.21)          (0.08)
                                                    ----------      ----------      ----------      ----------      ----------
Total distributions ............................         (0.78)          (2.87)          (1.68)          (1.43)          (1.30)
                                                    ----------      ----------      ----------      ----------      ----------

Net asset value at end of year .................    $     4.57      $     8.66      $    14.03      $    11.84      $    12.15
                                                    ==========      ==========      ==========      ==========      ==========

Total return(a) ................................       (38.70%)        (18.32%)         33.07%           9.35%          29.12%
                                                    ==========      ==========      ==========      ==========      ==========

Net assets at end of year (000's) ..............    $   19,459      $   43,158      $   69,225      $   55,231      $   51,588
                                                    ==========      ==========      ==========      ==========      ==========

Ratio of net expenses to average net assets(b) .         1.74%           1.74%           1.74%           1.74%           1.74%

Ratio of net investment income to
   average net assets ..........................         1.75%           0.76%           0.85%           1.42%           2.11%

Portfolio turnover rate ........................           11%             28%             20%             18%             26%

(a)   Total returns shown exclude the effect of applicable sales loads.
(b) Absent fee waivers and expense reimbursements by the Adviser, the ratio of expenses to average net assets would have been 2.03%, 1.89%, 1.94%, 2.00% and 1.94% for the years ended December 31, 2008, 2007, 2006, 2005 and 2004, respectively (Note 3).

See accompanying notes to financial statements.

WELLS DOW JONES WILSHIRE U.S. REIT INDEX FUND
CLASS C
FINANCIAL HIGHLIGHTS
==============================================================================================================================
                                                                   PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
==============================================================================================================================
                                                       YEAR            YEAR            YEAR            YEAR            YEAR
                                                      ENDED           ENDED           ENDED           ENDED           ENDED
                                                     DEC. 31,        DEC. 31,        DEC. 31,        DEC. 31,        DEC. 31,
                                                       2008            2007            2006            2005            2004
------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of year ...........    $     8.60      $    13.96      $    11.79      $    12.10      $    10.43
                                                    ----------      ----------      ----------      ----------      ----------
Income (loss) from investment operations:
   Net investment income .......................          0.14            0.11            0.12            0.18            0.23
   Net realized and unrealized gains
     (losses) on security transactions .........         (3.43)          (2.60)           3.73            0.94            2.74
                                                    ----------      ----------      ----------      ----------      ----------
Total from investment operations ...............         (3.29)          (2.49)           3.85            1.12            2.97
                                                    ----------      ----------      ----------      ----------      ----------

Less distributions:
   Dividends from net investment income ........         (0.14)          (0.11)          (0.12)          (0.18)          (0.23)
   Distributions from net realized gains .......         (0.46)          (2.56)          (1.39)          (1.04)          (0.99)
   Return of capital ...........................         (0.18)          (0.20)          (0.17)          (0.21)          (0.08)
                                                    ----------      ----------      ----------      ----------      ----------
Total distributions ............................         (0.78)          (2.87)          (1.68)          (1.43)          (1.30)
                                                    ----------      ----------      ----------      ----------      ----------

Net asset value at end of year .................    $     4.53      $     8.60      $    13.96      $    11.79      $    12.10
                                                    ==========      ==========      ==========      ==========      ==========

Total return(a) ................................       (38.76%)        (18.35%)         33.04%           9.39%          29.01%
                                                    ==========      ==========      ==========      ==========      ==========

Net assets at end of year (000's) ..............    $   28,864      $   58,687      $   90,385      $   73,420      $   68,912
                                                    ==========      ==========      ==========      ==========      ==========

Ratio of net expenses to average net assets(b) .         1.74%           1.74%           1.74%           1.74%           1.74%

Ratio of net investment income
   to average net assets .......................         1.75%           0.76%           0.85%           1.42%           2.11%

Portfolio turnover rate ........................           11%             28%             20%             18%             26%

(a)   Total returns shown exclude the effect of applicable sales loads.
(b) Absent fee waivers and expense reimbursements by the Adviser, the ratio of expenses to average net assets would have been 2.05%, 1.90%, 1.94%, 2.01% and 1.94% for the years ended December 31, 2008, 2007, 2006, 2005 and 2004, respectively (Note 3).

See accompanying notes to financial statements.

WELLS DOW JONES WILSHIRE U.S. REIT INDEX FUND
CLASS I
FINANCIAL HIGHLIGHTS
==============================================================================================================================
                                                                   PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
==============================================================================================================================
                                                       YEAR            YEAR            YEAR            YEAR            YEAR
                                                      ENDED           ENDED           ENDED           ENDED           ENDED
                                                     DEC. 31,        DEC. 31,        DEC. 31,        DEC. 31,        DEC. 31,
                                                       2008            2007            2006            2005            2004
------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of year ...........    $     8.45      $    13.77      $    11.65      $    11.97      $    10.31
                                                    ----------      ----------      ----------      ----------      ----------
Income (losses) from investment operations:
   Net investment income .......................          0.18            0.25            0.25            0.30            0.29
   Net realized and unrealized gains
     (losses) on security transactions .........         (3.35)          (2.58)           3.69            0.93            2.77
                                                    ----------      ----------      ----------      ----------      ----------
Total from investment operations ...............         (3.17)          (2.33)           3.94            1.23            3.06
                                                    ----------      ----------      ----------      ----------      ----------
Less distributions:
   Dividends from net investment income ........         (0.18)          (0.25)          (0.25)          (0.30)          (0.29)
   Distributions from net realized gains .......         (0.46)          (2.56)          (1.39)          (1.04)          (0.99)
   Return of capital ...........................         (0.21)          (0.18)          (0.18)          (0.21)          (0.12)
                                                    ----------      ----------      ----------      ----------      ----------
Total distributions ............................         (0.85)          (2.99)          (1.82)          (1.55)          (1.40)
                                                    ----------      ----------      ----------      ----------      ----------

Net asset value at end of year .................    $     4.43      $     8.45      $    13.77      $    11.65      $    11.97
                                                    ==========      ==========      ==========      ==========      ==========

Total return ...................................       (38.17%)        (17.45%)         34.32%          10.51%          30.44%
                                                    ==========      ==========      ==========      ==========      ==========

Net assets at end of year (000's) ..............    $    1,529      $      476      $      988      $      683      $      598
                                                    ==========      ==========      ==========      ==========      ==========

Ratio of net expenses to average net assets(a) .         0.74%           0.74%           0.74%           0.74%           0.74%

Ratio of net investment income
   to average net assets .......................         2.75%           1.76%           1.85%           2.42%           3.11%

Portfolio turnover rate ........................           11%             28%             20%             18%             26%

(a) Absent fee waivers and expense reimbursements by the Adviser, the ratio of expenses to average net assets would have been 1.95%, 1.69%, 2.42%, 3.92% and 9.41% for the years ended December 31, 2008, 2007, 2006, 2005 and 2004, respectively (Note 3).

See accompanying notes to financial statements.

WELLS DOW JONES WILSHIRE GLOBAL RESI INDEX FUND
CLASS A
FINANCIAL HIGHLIGHTS
==========================================================================================================
                                             PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
==========================================================================================================
                                                                     YEAR           YEAR          PERIOD
                                                                    ENDED          ENDED          ENDED
                                                                   DEC. 31,       DEC. 31,       DEC. 31,
                                                                     2008           2007          2006(a)
----------------------------------------------------------------------------------------------------------
Net asset value at beginning of period .......................    $     8.47     $    10.00     $    10.00
                                                                  ----------     ----------     ----------
Income (loss) from investment operations:
   Net investment income .....................................          0.19           0.13             --
   Net realized and unrealized losses on security transactions         (4.07)         (1.44)            --
                                                                  ----------     ----------     ----------
Total from investment operations .............................         (3.88)         (1.31)            --
                                                                  ----------     ----------     ----------
Less distributions:
   Dividends from net investment income ......................         (0.19)         (0.13)            --
   Distributions from net realized gains .....................            --          (0.09)            --
   Return of capital .........................................         (0.05)            --             --
                                                                  ----------     ----------     ----------
Total distributions ..........................................         (0.24)         (0.22)            --
                                                                  ----------     ----------     ----------

Net asset value at end of period .............................    $     4.35     $     8.47     $    10.00
                                                                  ==========     ==========     ==========

Total return(b) ..............................................       (46.69%)       (13.26%)         0.00%
                                                                  ==========     ==========     ==========

Net assets at end of period (000's) ..........................    $   19,869     $   18,306     $    2,012
                                                                  ==========     ==========     ==========

Ratio of net expenses to average net assets(c) ...............         1.09%          1.09%             --

Ratio of net investment income to average net assets .........         3.14%          1.92%             --

Portfolio turnover rate ......................................           14%            18%             --

(a) Represents the period from the commencement of operations (December 29, 2006) through December 31, 2006.
(b)   Total returns shown exclude the effect of applicable sales loads.
(c) Absent fee waivers and expense reimbursements by the Adviser, the ratio of expenses to average net assets would have been 2.69% and 3.62% for the years ended December 31, 2008 and 2007, respectively (Note 3).

See accompanying notes to financial statements.

WELLS DOW JONES WILSHIRE GLOBAL RESI INDEX FUND
CLASS C
FINANCIAL HIGHLIGHTS
==========================================================================================================
                                             PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
==========================================================================================================
                                                                     YEAR           YEAR          PERIOD
                                                                    ENDED          ENDED          ENDED
                                                                   DEC. 31,       DEC. 31,       DEC. 31,
                                                                     2008           2007          2006(a)
----------------------------------------------------------------------------------------------------------
Net asset value at beginning of period .......................    $     8.45     $    10.00     $    10.00
                                                                  ----------     ----------     ----------
Income (loss) from investment operations:
   Net investment income .....................................          0.14           0.09             --
   Net realized and unrealized losses on security transactions         (4.06)         (1.46)            --
                                                                  ----------     ----------     ----------
Total from investment operations .............................         (3.92)         (1.37)            --
                                                                  ----------     ----------     ----------
Less distributions:
   Dividends from net investment income ......................         (0.14)         (0.09)            --
   Distributions from net realized gains .....................            --          (0.09)            --
   Return of capital .........................................         (0.05)            --             --
                                                                  ----------     ----------     ----------
Total distributions ..........................................         (0.19)         (0.18)            --
                                                                  ----------     ----------     ----------

Net asset value at end of period .............................    $     4.34     $     8.45     $    10.00
                                                                  ==========     ==========     ==========

Total return(b) ..............................................       (47.10%)       (13.87%)         0.00%
                                                                  ==========     ==========     ==========

Net assets at end of period (000's) ..........................    $    3,815     $    7,480     $       10
                                                                  ==========     ==========     ==========

Ratio of net expenses to average net assets(c) ...............         1.84%          1.84%             --

Ratio of net investment income to average net assets .........         2.39%          1.17%             --

Portfolio turnover rate ......................................           14%            18%             --

(a) Represents the period from the commencement of operations (December 29, 2006) through December 31, 2006.
(b)   Total returns shown exclude the effect of applicable sales loads.
(c) Absent fee waivers and expense reimbursements by the Adviser, the ratio of expenses to average net assets would have been 3.62% and 4.72% for the years ended December 31, 2008 and 2007, respectively (Note 3).

See accompanying notes to financial statements.

WELLS DOW JONES WILSHIRE GLOBAL RESI INDEX FUND
CLASS I
FINANCIAL HIGHLIGHTS
============================================================================================
                               PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
============================================================================================
                                                                     YEAR          PERIOD
                                                                    ENDED           ENDED
                                                                   DEC. 31,        DEC. 31,
                                                                     2008          2007(a)
--------------------------------------------------------------------------------------------
Net asset value at beginning of period .......................    $     8.47      $     9.82
                                                                  ----------      ----------
Income (loss) from investment operations:
   Net investment income .....................................          0.21            0.15
   Net realized and unrealized losses on security transactions         (4.07)          (1.26)
                                                                  ----------      ----------
Total from investment operations .............................         (3.86)          (1.11)
                                                                  ----------      ----------
Less distributions:
   Dividends from net investment income ......................         (0.21)          (0.15)
   Distributions from net realized gains .....................            --           (0.09)
   Return of capital .........................................         (0.05)             --
                                                                  ----------      ----------
Total distributions ..........................................         (0.26)          (0.24)
                                                                  ----------      ----------

Net asset value at end of period .............................    $     4.35      $     8.47
                                                                  ==========      ==========

Total return .................................................       (46.56%)        (11.52%)(c)
                                                                  ==========      ==========

Net assets at end of period (000's) ..........................    $    1,159      $    2,574
                                                                  ==========      ==========

Ratio of net expenses to average net assets(b) ...............         0.84%           0.84%(d)

Ratio of net investment income to average net assets .........         3.39%           2.17%(d)

Portfolio turnover rate ......................................           14%             18%

(a) Represents the period from the commencement of operations (January 10, 2007) through December 31, 2007.
(b) Absent fee waivers and expense reimbursements by the Adviser, the ratio of expenses to average net assets would have been 3.36% and 4.05%(d) for the periods ended December 31, 2008 and 2007, respectively (Note 3).
(c)   Not annualized.
(d)   Annualized.

See accompanying notes to financial statements.

WELLS DOW JONES WILSHIRE U.S. REIT INDEX FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2008
================================================================================
COMMON STOCKS -- 98.8%                                    SHARES       VALUE
--------------------------------------------------------------------------------
DIVERSIFIED -- 8.9%
Colonial Properties Trust .........................       42,325   $    352,567
Cousins Properties, Inc. ..........................       41,093        569,138
Liberty Property Trust ............................       98,100      2,239,623
PS Business Parks, Inc. ...........................       15,383        687,005
Vornado Realty Trust ..............................      128,456      7,752,320
Washington Real Estate Investment Trust ...........       50,726      1,435,546
                                                                   ------------
                                                                     13,036,199
                                                                   ------------
INDUSTRIAL -- 5.8%
AMB Property Corp. ................................       97,909      2,293,029
DCT Industrial Trust, Inc. ........................      171,800        869,308
DuPont Fabros Technology, Inc. ....................       35,644         73,783
EastGroup Properties, Inc. ........................       24,928        886,938
First Industrial Realty Trust, Inc. ...............       44,345        334,805
First Potomac Realty Trust ........................       27,446        255,248
ProLogis ..........................................      265,786      3,691,767
                                                                   ------------
                                                                      8,404,878
                                                                   ------------
OFFICE -- 16.4%
Alexandria Real Estate Equities, Inc. .............       31,899      1,924,786
BioMed Realty Trust, Inc. .........................       80,409        942,393
Boston Properties, Inc. ...........................      119,317      6,562,435
Brandywine Realty Trust ...........................       88,675        683,684
Corporate Office Properties Trust .................       51,662      1,586,023
Digital Realty Trust, Inc. ........................       67,373      2,213,203
Douglas Emmett, Inc. ..............................      109,031      1,423,945
Duke Realty Corp. .................................      145,645      1,596,269
Highwoods Properties, Inc. ........................       63,560      1,739,002
HRPT Properties Trust .............................      225,539        760,066
Kilroy Realty Corp. ...............................       33,132      1,108,597
Mack-Cali Realty Corp. ............................       65,729      1,610,361
Maguire Properties, Inc. (a) ......................       37,200         54,312
Parkway Properties, Inc. ..........................       15,287        275,166
SL Green Realty Corp. .............................       57,089      1,478,605
                                                                   ------------
                                                                     23,958,847
                                                                   ------------
RESIDENTIAL -- 17.4%
American Campus Communities, Inc. .................       42,346        867,246
Apartment Investment & Management Co. - Class A ...      101,237      1,169,287
Associated Estates Realty Corp. ...................       16,693        152,407
AvalonBay Communities, Inc. .......................       76,858      4,656,058
BRE Properties, Inc. ..............................       51,147      1,431,093
Camden Property Trust .............................       52,769      1,653,780
Education Realty Trust, Inc. ......................       27,016        141,024
Equity Lifestyle Properties, Inc. .................       22,745        872,498
Equity Residential ................................      242,003      7,216,529
Essex Property Trust, Inc. ........................       26,822      2,058,589
Home Properties, Inc. .............................       32,347      1,313,288

WELLS DOW JONES WILSHIRE U.S. REIT INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
COMMON STOCKS -- 98.8% (CONTINUED)                        SHARES       VALUE
--------------------------------------------------------------------------------
RESIDENTIAL -- 17.4% (CONTINUED)
Mid-America Apartment Communities, Inc. ...........       28,205   $  1,048,098
Post Properties, Inc. .............................       44,211        729,482
Sun Communities, Inc. .............................       16,830        235,620
UDR, Inc. .........................................      136,065      1,876,336
                                                                   ------------
                                                                     25,421,335
                                                                   ------------
RETAIL -- 22.3%
Acadia Realty Trust ...............................       30,252        431,696
Alexander's, Inc. (a) .............................        2,593        660,956
CBL & Associates Properties, Inc. .................       66,524        432,406
Cedar Shopping Centers, Inc. ......................       44,405        314,387
Developers Diversified Realty Corp. ...............      119,811        584,678
Equity One, Inc. ..................................       34,045        602,597
Federal Realty Investment Trust ...................       58,764      3,648,069
Glimcher Realty Trust .............................       37,950        106,639
Inland Real Estate Corp. ..........................       59,584        773,400
Kimco Realty Corp. ................................      230,760      4,218,293
Kite Realty Group Trust ...........................       34,259        190,480
Macerich Co. (The) ................................       76,135      1,382,612
Pennsylvania Real Estate Investment Trust .........       39,800        296,510
Ramco-Gershenson Properties Trust .................       18,540        114,577
Regency Centers Corp. .............................       69,253      3,234,115
Saul Centers, Inc. ................................       11,453        452,393
Simon Property Group, Inc. ........................      205,968     10,943,080
Tanger Factory Outlet Centers, Inc. ...............       31,627      1,189,808
Taubman Centers, Inc. .............................       52,685      1,341,360
Weingarten Realty Investors .......................       80,885      1,673,511
                                                                   ------------
                                                                     32,591,567
                                                                   ------------
SPECIALIZED -- 28.0%
Ashford Hospitality Trust, Inc. ...................       93,360        107,364
DiamondRock Hospitality Co. .......................       90,343        458,039
Extra Space Storage, Inc. .........................       83,345        860,120
FelCor Lodging Trust, Inc. ........................       63,261        116,400
HCP, Inc. .........................................      252,784      7,019,812
Health Care REIT, Inc. ............................      103,469      4,366,392
Healthcare Realty Trust, Inc. .....................       58,860      1,382,033
Hersha Hospitality Trust ..........................       48,420        145,260
Hospitality Properties Trust ......................       93,928      1,396,709
Host Hotels & Resorts, Inc. .......................      521,188      3,945,393
LaSalle Hotel Properties ..........................       41,158        454,796
Nationwide Health Properties, Inc. ................       99,365      2,853,763
Public Storage, Inc. ..............................      114,816      9,127,872
Senior Housing Properties Trust ...................      114,550      2,052,736
Sovran Self Storage, Inc. .........................       21,873        787,428
Strategic Hotels & Resorts, Inc. ..................       74,858        125,761
Sunstone Hotel Investors, Inc. ....................       48,653        301,162

WELLS DOW JONES WILSHIRE U.S. REIT INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
COMMON STOCKS -- 98.8% (CONTINUED)                        SHARES       VALUE
--------------------------------------------------------------------------------
SPECIALIZED -- 28.0% (CONTINUED)
Universal Health Realty Income Trust ..............       10,961   $    360,727
U-Store-It Trust ..................................       47,449        211,148
Ventas, Inc. ......................................      142,917      4,797,724
                                                                   ------------
                                                                     40,870,639
                                                                   ------------

TOTAL COMMON STOCKS (Cost $231,335,728) ...........                $144,283,465
                                                                   ------------

================================================================================
CASH EQUIVALENTS -- 0.4%                                  SHARES       VALUE
--------------------------------------------------------------------------------
First American Treasury Obligations Fund -
   Class Y, 0.169% (b) (Cost $641,090) ............      641,090   $    641,090
                                                                   ------------

TOTAL INVESTMENTS AT VALUE -- 99.2% (Cost $231,976,818)            $144,924,555

OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.8% .....                   1,129,754
                                                                   ------------

NET ASSETS -- 100.0% ..............................                $146,054,309
                                                                   ============

(a)   Non-income producing security.
(b) Variable rate security. The rate shown is the 7-day effective yield as of December 31, 2008.

See accompanying notes to financial statements.

WELLS DOW JONES WILSHIRE GLOBAL RESI INDEX FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2008
================================================================================
COMMON STOCKS -- 98.4%                                    SHARES       VALUE
--------------------------------------------------------------------------------
AUSTRALIA -- 8.6%
Abacus Property Group (a) .........................       46,900   $      7,101
Babcock & Brown Japan Property Trust (a) ..........       40,766          9,670
Bunnings Warehouse Property Trust (a) .............       18,044         20,760
Centro Properties Group (a) (b) ...................          701             38
Centro Retail Group (a) ...........................      120,259          5,647
CFS Retail Property Trust (a) .....................      106,564        140,078
Commonwealth Property Office Fund (a) .............      121,263         99,977
Dexus Property Group (a) ..........................      266,212        152,438
Goodman Group (a) .................................      191,462         98,592
GPT Group (a) .....................................      336,975        219,732
ING Industrial Fund (a) ...........................       87,933          8,619
ING Office Fund (a) ...............................      129,448         73,617
ING Real Estate Community Living Group (a) ........       25,672            903
Macquarie CountryWide Trust (a) ...................      114,222         16,866
Macquarie DDR Trust (a) ...........................       56,135          2,474
Macquarie Leisure Trust Group (a) .................          994            626
Macquarie Office Trust (a) ........................      154,921         26,610
Tishman Speyer Office Fund (a) ....................       20,871          2,517
Valad Property Group (a) ..........................      116,905          4,364
Westfield Group (a) ...............................      136,828      1,242,226
                                                                   ------------
                                                                      2,132,855
                                                                   ------------
AUSTRIA -- 0.6%
Atrium European Real Estate Ltd. (a) (b) ..........       16,111         59,116
CA Immobilien Anlagen AG (a) (b) ..................        5,876         35,551
IMMOEAST AG (a) (b) ...............................       27,516         18,613
Immofinanz Immobilien Anlagen AG (a) (b) ..........       30,444         21,625
                                                                   ------------
                                                                        134,905
                                                                   ------------
BELGIUM -- 0.7%
Befimmo S.C.A. (a) ................................          788         73,855
Cofinimmo (a) .....................................          743         98,271
                                                                   ------------
                                                                        172,126
                                                                   ------------
BERMUDA -- 0.9%
Hongkong Land Holdings Ltd. .......................       91,000        225,680
                                                                   ------------
BRAZIL -- 0.3%
BR Malls Participacoes SA (b) .....................        7,860         30,672
Cyrela Brazil Realty S.A. Empreendimentos e
   Participacoes ..................................       13,000         51,286
                                                                   ------------
                                                                         81,958
                                                                   ------------
CANADA -- 3.8%
Artis Real Estate Investment Trust ................        1,100          6,558
Boardwalk Real Estate Investment Trust ............        1,838         38,055
Brookfield Asset Management, Inc. - Class A .......       38,938        585,095
Calloway Real Estate Investment Trust .............        2,907         26,727
Canadian Apartment Properties Real Estate
   Investment Trust ...............................        2,446         31,187
Canadian Real Estate Investment Trust .............        2,188         40,002

WELLS DOW JONES WILSHIRE GLOBAL RESI INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
COMMON STOCKS -- 98.4% (CONTINUED)                        SHARES       VALUE
--------------------------------------------------------------------------------
CANADA -- 3.8% (CONTINUED)
Chartwell Seniors Housing Real Estate Investment Trust     3,700   $     16,185
Extendicare Real Estate Investment Trust ..........        2,400         11,373
First Capital Realty, Inc. ........................        2,526         38,816
H&R Real Estate Investment Trust ..................        5,425         32,739
Primaris Retail Real Estate Investment Trust ......        2,300         19,935
RioCan Real Estate Investment Trust ...............        8,046         89,031
                                                                   ------------
                                                                        935,703
                                                                   ------------
FRANCE -- 5.5%
Fonciere des Regions (a) ..........................        1,483        101,612
Gecina SA (a) .....................................        1,565        108,816
Klepierre (a) .....................................        6,278        154,389
Societe Immobiliere de Location pour
   l'Industrie et le Commerce (Silic) (a) .........          796         74,365
Unibail-Rodamco (a) ...............................        6,148        918,478
                                                                   ------------
                                                                      1,357,660
                                                                   ------------
GERMANY -- 0.2%
IVG Immobilien AG (a) .............................        5,948         49,684
                                                                   ------------
HONG KONG -- 4.7%
Champion Real Estate Investment Trust (a) .........      127,000         34,261
Chinese Estates Holdings Ltd. (a) .................        1,849          2,116
GZI Real Estate Investment Trust (a) ..............       50,000         11,589
Hang Lung Group Ltd. (a) ..........................       63,201        193,069
Hang Lung Properties Ltd. (a) .....................      136,972        300,731
Henderson Land Development Co. Ltd. (a) ...........           11             41
Hysan Development Co. Ltd. (a) ....................       46,215         75,143
Kerry Properties Ltd. (a) .........................       46,938        126,268
Link REIT (The) (a) ...............................      165,189        274,793
Prosperity REIT (a) ...............................       78,000          9,111
Wheelock and Co. Ltd. (a) .........................       62,439        137,599
                                                                   ------------
                                                                      1,164,721
                                                                   ------------
ITALY -- 0.1%
Beni Stabili S.p.A. (a) ...........................       31,335         22,023
                                                                   ------------
JAPAN -- 13.7%
AEON Mall Co. Ltd. (a) ............................        5,940        114,830
Creed Office Investment Corp. (a) .................            9          9,340
DA Office Investment Corp. (a) ....................           15         32,794
DAIBIRU CORP. (a) .................................        4,200         44,814
Frontier Real Estate Investment Corp. (a) .........           10         55,369
Fukuoka REIT Corp. (a) ............................            6         24,288
Global One Real Estate Investment Co. Ltd. (a) ....            7         58,571
Hankyu REIT, Inc. (a) .............................            6         28,078
HEIWA REAL ESTATE CO. LTD. (a) ....................       11,000         28,685
Japan Excellent, Inc. (a) .........................           10         43,487
Japan Hotel and Resort, Inc. (a) ..................            6          7,960
Japan Prime Realty Investment Corp. (a) ...........           44        104,445
Japan Real Estate Investment Corp. (a) ............           33        294,794

WELLS DOW JONES WILSHIRE GLOBAL RESI INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
COMMON STOCKS -- 98.4% (CONTINUED)                        SHARES       VALUE
--------------------------------------------------------------------------------
JAPAN -- 13.7% (CONTINUED)
Japan Retail Fund Investment Corp. (a) ............           29   $    125,261
Kenedix Realty Investment Corp. (a) ...............           15         42,077
Mitsui Fudosan Co. Ltd. (a) .......................       65,370      1,089,864
MORI HILLS REIT INVESTMENT CORP. (a) ..............            8         26,967
MORI TRUST Sogo Reit, Inc. (a) ....................            8         66,463
Nippon Building Fund, Inc. (a) ....................           40        439,671
Nippon Commercial Investment Corp. (a) ............           20         21,330
Nippon Residential Investment Corp. ...............           18         16,481
Nomura Real Estate Office Fund, Inc. (a) ..........           23        149,653
NTT URBAN DEVELOPMENT CORP. (a) ...................           81         87,721
ORIX JREIT, Inc. (a) ..............................           19         90,238
Premier Investment Co. (a) ........................           11         34,832
Shoei Co. Ltd. (a) ................................        2,800         28,961
SURUGA CORP. (a) (b) ..............................        1,300             --
TOC Co. Ltd. (a) ..................................        7,500         38,670
TOKYU LAND CORP. (a) ..............................       34,000        130,324
TOKYU REIT, Inc. (a) ..............................           12         74,493
Top Reit, Inc. (a) ................................           12         43,493
United Urban Investment Corp. (a) .................           15         59,312
ZEPHYR CO. LTD. (a) (b) ...........................            7             --
                                                                   ------------
                                                                      3,413,266
                                                                   ------------
MALAYSIA -- 0.3%
KLCC Property Holdings Berhad (a) .................       30,100         24,386
SP Setia Berhad (a) ...............................       57,200         51,490
Starhill Real Estate Investment Trust (a) .........       27,900          5,855
                                                                   ------------
                                                                         81,731
                                                                   ------------
NETHERLANDS -- 1.5%
Corio NV (a) ......................................        5,037        231,947
Eurocommercial Properties NV (a) ..................        2,509         84,470
VastNed Retail NV (a) .............................        1,292         65,058
                                                                   ------------
                                                                        381,475
                                                                   ------------
NEW ZEALAND -- 0.4%
AMP NZ Office Trust (a) ...........................       40,837         23,895
Goodman Property Trust (a) ........................       52,418         29,135
ING Property Trust (a) ............................       40,379         15,614
Kiwi Income Property Trust (a) ....................       56,577         33,447
                                                                   ------------
                                                                        102,091
                                                                   ------------
PHILIPPINES -- 0.5%
Ayala Land, Inc. (a) ..............................      385,177         53,581
Robinsons Land Corp. (a) ..........................       83,650          8,798
SM Prime Holdings, Inc. (a) .......................      408,521         66,183
                                                                   ------------
                                                                        128,562
                                                                   ------------
POLAND -- 0.2%
Echo Investment SA (a) (b) ........................       18,296         13,343
Globe Trade Centre SA (a) (b) .....................        8,764         45,183
                                                                   ------------
                                                                         58,526
                                                                   ------------

WELLS DOW JONES WILSHIRE GLOBAL RESI INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
COMMON STOCKS -- 98.4% (CONTINUED)                        SHARES       VALUE
--------------------------------------------------------------------------------
SINGAPORE -- 2.6%
Allco Commercial Real Estate Investment Trust (a) .       44,600   $      7,274
Ascendas Real Estate Investment Trust (A-REIT) (a)        72,000         69,266
Cambridge Industrial Trust (a) ....................       55,000         10,568
Capitacommercial Trust (a) ........................       60,000         37,739
CapitaLand Ltd. (a) ...............................      125,000        272,741
CapitaMall Trust (a) ..............................       80,000         89,023
Guocoland Ltd. (a) ................................        8,000          6,350
Macquarie MEAG Prime REIT (a) .....................       52,000         18,798
Mapletree Logistics Trust (a) .....................      101,000         24,616
Singapore Land Ltd. (a) ...........................       10,000         24,559
Suntec Real Estate Investment Trust (a) ...........      109,000         54,186
United Industrial Corp. Ltd. (a) ..................       51,000         37,440
                                                                   ------------
                                                                        652,560
                                                                   ------------
SOUTH AFRICA -- 0.4%
Capital Property Fund (a) .........................       22,672         14,583
Fountainhead Property Trust (a) ...................       72,899         45,649
Hosken Consolidated Investments Ltd. (a) ..........          214            905
SA Corporate Real Estate Fund (a) .................       59,252         16,713
Sycom Property Fund (a) ...........................        7,585         15,352
                                                                   ------------
                                                                         93,202
                                                                   ------------
SPAIN -- 0.0%
Martinsa-Fadesa SA (a) (b) ........................           49            500
                                                                   ------------
SWEDEN -- 0.8%
Castellum AB (a) ..................................       12,100         95,670
Fabege AB (a) .....................................        9,100         35,497
Kungsleden AB (a) .................................       10,294         72,483
                                                                   ------------
                                                                        203,650
                                                                   ------------
SWITZERLAND -- 1.0%
PSP Swiss Property AG (a) (b) .....................        3,134        156,295
Swiss Prime Site AG (a) (b) .......................        1,716         82,496
                                                                   ------------
                                                                        238,791
                                                                   ------------
TURKEY -- 0.0%
IS Gayrimenkul Yatirim Ortakligi AS (a) ...........       17,365          7,956
                                                                   ------------
UNITED KINGDOM -- 6.1%
Big Yellow Group plc (a) ..........................        6,400         22,295
British Land Co. plc (a) ..........................       39,237        314,662
Brixton plc (a) ...................................       18,559         36,077
Capital & Regional plc (a) ........................        4,407          2,986
Derwent London plc (a) ............................        7,126         75,478
Grainger plc (a) ..................................        9,632         19,582
Great Portland Estates plc (a) ....................       13,421         50,642
Hammerson plc (a) .................................       21,767        168,777
Land Securities Group plc (a) .....................       35,608        479,246
Liberty International plc (a) .....................       21,041        146,442

WELLS DOW JONES WILSHIRE GLOBAL RESI INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
COMMON STOCKS -- 98.4% (CONTINUED)                        SHARES       VALUE
--------------------------------------------------------------------------------
UNITED KINGDOM -- 6.1% (CONTINUED)
Minerva plc (a) (b) ...............................       11,125   $      2,246
Quintain Estates & Development plc (a) ............        9,547          5,034
Segro plc (a) .....................................       33,450        119,494
Shaftesbury plc (a) ...............................       10,084         53,089
Workspace Group plc (a) ...........................       12,677         11,701
                                                                   ------------
                                                                      1,507,751
                                                                   ------------
UNITED STATES -- 45.5%
Acadia Realty Trust ...............................        2,221         31,694
Alexander's, Inc. (b) .............................          192         48,941
Alexandria Real Estate Equities, Inc. .............        2,400        144,816
AMB Property Corp. ................................        7,400        173,308
American Campus Communities, Inc. .................        3,226         66,068
Apartment Investment & Management Co. - Class A ...        9,059        104,631
Ashford Hospitality Trust, Inc. ...................        6,891          7,925
Associated Estates Realty Corp. ...................        1,200         10,956
AvalonBay Communities, Inc. .......................        5,808        351,849
BioMed Realty Trust, Inc. .........................        6,056         70,976
Boston Properties, Inc. ...........................        8,937        491,535
Brandywine Realty Trust ...........................        6,700         51,657
BRE Properties, Inc. ..............................        3,900        109,122
Brookfield Properties Corp. .......................       15,364        118,764
Camden Property Trust .............................        4,000        125,360
CBL & Associates Properties, Inc. .................        5,009         32,558
Cedar Shopping Centers, Inc. ......................        3,240         22,939
Colonial Properties Trust .........................        3,187         26,548
Corporate Office Properties Trust .................        3,932        120,712
Cousins Properties, Inc. ..........................        3,096         42,880
DCT Industrial Trust, Inc. ........................       12,975         65,654
Developers Diversified Realty Corp. ...............        9,000         43,920
DiamondRock Hospitality Co. .......................        7,000         35,490
Digital Realty Trust, Inc. ........................        5,110        167,864
Douglas Emmett, Inc. ..............................        8,170        106,700
Duke Realty Corp. .................................       11,000        120,560
DuPont Fabros Technology, Inc. ....................        2,500          5,175
EastGroup Properties, Inc. ........................        1,900         67,602
Education Realty Trust, Inc. ......................        1,900          9,918
Equity Lifestyle Properties, Inc. .................        1,700         65,212
Equity One, Inc. ..................................        2,521         44,622
Equity Residential ................................       20,335        606,390
Essex Property Trust, Inc. ........................        1,990        152,732
Extra Space Storage, Inc. .........................        6,275         64,758
Federal Realty Investment Trust ...................        4,364        270,917
FelCor Lodging Trust, Inc. ........................        4,520          8,317
First Industrial Realty Trust, Inc. ...............        3,416         25,791
First Potomac Realty Trust ........................        2,147         19,967
Forest City Enterprises, Inc. - Class A ...........        5,200         34,840
Glimcher Realty Trust .............................        2,800          7,868
HCP, Inc. .........................................       18,967        526,714

WELLS DOW JONES WILSHIRE GLOBAL RESI INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
COMMON STOCKS -- 98.4% (CONTINUED)                        SHARES       VALUE
--------------------------------------------------------------------------------
UNITED STATES -- 45.5% (CONTINUED)
Health Care REIT, Inc. ............................        7,764   $    327,641
Healthcare Realty Trust, Inc. .....................        4,400        103,312
Hersha Hospitality Trust ..........................        3,500         10,500
Highwoods Properties, Inc. ........................        4,818        131,820
Home Properties, Inc. .............................        2,400         97,440
Hospitality Properties Trust ......................        7,100        105,577
Host Hotels & Resorts, Inc. .......................       39,091        295,919
HRPT Properties Trust .............................       17,000         57,290
Inland Real Estate Corp. ..........................        4,500         58,410
Kilroy Realty Corp. ...............................        2,500         83,650
Kimco Realty Corp. ................................       17,335        316,884
Kite Realty Group Trust ...........................        2,400         13,344
LaSalle Hotel Properties ..........................        3,102         34,277
Liberty Property Trust ............................        7,385        168,600
Macerich Co. (The) ................................        5,714        103,766
Mack-Cali Realty Corp. ............................        4,971        121,790
Maguire Properties, Inc. (b) ......................        2,700          3,942
Mid-America Apartment Communities, Inc. ...........        2,100         78,036
Nationwide Health Properties, Inc. ................        7,480        214,826
Parkway Properties, Inc. ..........................        1,200         21,600
Pennsylvania Real Estate Investment Trust .........        3,000         22,350
Post Properties, Inc. .............................        3,304         54,516
ProLogis ..........................................       19,933        276,869
PS Business Parks, Inc. ...........................        1,140         50,912
Public Storage, Inc. ..............................        9,649        767,095
Ramco-Gershenson Properties Trust .................        1,300          8,034
Regency Centers Corp. .............................        5,240        244,708
Saul Centers, Inc. ................................          849         33,536
Senior Housing Properties Trust ...................        8,607        154,237
Simon Property Group, Inc. ........................       16,793        892,212
SL Green Realty Corp. .............................        4,337        112,328
Sovran Self Storage, Inc. .........................        1,700         61,200
Strategic Hotels & Resorts, Inc. ..................        5,400          9,072
Sun Communities, Inc. .............................        1,300         18,200
Sunstone Hotel Investors, Inc. ....................        3,600         22,284
Tanger Factory Outlet Centers, Inc. ...............        2,365         88,971
Taubman Centers, Inc. .............................        4,000        101,840
Travelcenters of America LLC (b) ..................           30             72
UDR, Inc. .........................................       10,204        140,713
Universal Health Realty Income Trust ..............          800         26,328
U-Store-It Trust ..................................        3,400         15,130
Ventas, Inc. ......................................       10,713        359,635
Vornado Realty Trust ..............................       10,788        651,056
Washington Real Estate Investment Trust ...........        3,863        109,323
Weingarten Realty Investors .......................        6,101        126,230
                                                                   ------------
                                                                     11,299,725
                                                                   ------------

TOTAL COMMON STOCKS (Cost $47,064,288) ............                $ 24,447,101
                                                                   ------------

WELLS DOW JONES WILSHIRE GLOBAL RESI INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
CASH EQUIVALENTS -- 1.4%                                  SHARES       VALUE
--------------------------------------------------------------------------------
First American Treasury Obligations Fund -
   Class Y,  0.169% (c) (Cost $349,435) ...........      349,435   $    349,435
                                                                   ------------

TOTAL INVESTMENTS AT VALUE -- 99.8% (Cost $47,413,723)             $ 24,796,536

OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.2% .....                      47,273
                                                                   ------------

NET ASSETS -- 100.0% ..............................                $ 24,843,809
                                                                   ============

(a) Fair value priced (Note 1). Fair valued securities totaled $11,887,554 at December 31, 2008, representing 47.8% of net assets.
(b)   Non-income producing security.
(c) Variable rate security. The rate shown is the 7-day effective yield as of December 31, 2008.

See accompanying notes to financial statements.

WELLS FAMILY OF REAL ESTATE FUNDS
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2008
================================================================================

1.    SIGNIFICANT ACCOUNTING POLICIES

The Wells Dow Jones Wilshire U.S. REIT Index Fund (the "REIT Index Fund") and the Wells Dow Jones Wilshire Global RESI Index Fund (the "Global Index Fund") (collectively, the "Funds") are each a diversified series of the Wells Family of Real Estate Funds (the "Trust"), an open-end management investment company registered under the Investment Company Act of 1940. The Trust was organized as an Ohio business trust on June 4, 1997. The REIT Index Fund was capitalized on December 22, 1997, when Wells Capital, Inc., an affiliate of the Fund's investment manager, Wells Asset Management, Inc. (the "Adviser"), purchased the initial 10,000 Class A shares of the REIT Index Fund at $10 per share. The public offering of Class A shares of the REIT Index Fund commenced on March 2, 1998. The REIT Index Fund had no operations prior to the public offering of Class A shares except for the initial issuance of shares. The public offering of Class B shares, Class C shares and Class I shares of the REIT Index Fund commenced on May 7, 1999, May 5, 1999 and August 25, 2003, respectively. The public offering of Class A and Class C shares of the Global Index Fund commenced on December 29, 2006. The Global Index Fund had no operations prior to the public offering of Class A and Class C shares. The public offering of Class I shares of the Global Index Fund commenced on January 10, 2007.

The REIT Index Fund seeks to provide investment results corresponding to the performance of the Dow Jones Wilshire U.S. Real Estate Investment Trust Index by investing in the stocks included in the Index.

The Global Index Fund seeks to provide investment results corresponding to the performance of the Dow Jones Wilshire Global Real Estate Securities Index by investing in the securities included in the Index.

The REIT Index Fund has issued four classes of shares: Class A shares (sold subject to a maximum front-end sales load of 4% and a distribution fee of up to 0.25% of the average daily net assets attributable to Class A shares), Class B shares (subject to a maximum 5% contingent deferred sales load on amounts redeemed within one year of purchase, incrementally reduced to 0% over a six year period from the date of purchase and an annual distribution fee of up to 1% of the average daily net assets attributable to Class B shares), Class C shares (sold subject to a 1% contingent deferred sales load if redeemed within one year of purchase and an annual distribution fee of up to 1% of the average daily net assets attributable to Class C shares) and Class I shares (sold without any sales loads or distribution fees). Each class of shares represents an interest in the same assets of the REIT Index Fund, has the same rights and is identical in all material respects except that (1) the classes bear differing levels of sales loads and distribution fees; (2) Class B shares automatically convert to Class A shares after approximately eight years, resulting in lower annual expenses; (3) Class I shares are available for purchase only by clients of certain financial intermediaries; (4) certain other class specific expenses will be borne solely by the class to which such expenses are attributable; and (5) each class has exclusive voting rights with respect to matters relating to its own distribution arrangements. Effective as of the close of business on April 30, 2007, no new or subsequent investments are permitted in Class B shares of the REIT Index Fund, except through the reinvestment of dividends or capital gain distributions.

The Global Index Fund currently offers three classes of shares: Class A shares (sold subject to a maximum front-end sales load of 4% and a distribution fee of up to 0.25% of the average daily net assets attributable to Class A shares), Class C shares (sold subject to a 1% contingent deferred sales load if redeemed within one year of purchase and an annual distribution fee of up to 1% of the average daily net assets attributable to Class C shares) and Class I shares (sold without any sales loads or distribution fees). Each class of shares represents an interest in the same assets of the Global Index Fund, has the same rights and is identical in all material respects except that (1) the classes bear differing levels of sales loads and distribution fees; (2) Class I shares are available for purchase only by clients of certain financial intermediaries;
(3) certain other class specific expenses will be borne solely by the class to which such expenses are attributable; and (4) each class has exclusive voting rights with respect to matters relating to its own distribution arrangements.

SECURITIES VALUATION -- The Funds' portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange ("NYSE") (normally 4:00 p.m., Eastern time) as follows: (1) securities which are traded on stock exchanges are valued at their last reported sale price as of the regular session of trading on the NYSE on the day the securities are being valued, or, if not traded on a particular day, at the closing bid price, (2) securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price, (3) securities traded in the over-the-counter market are valued at their last sale price (or, if the last sale price is not readily available, at the last bid price as quoted by brokers that make markets in the securities) as of the close of the regular session of trading on the NYSE on the day the securities are being valued, (4) securities which are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative

WELLS FAMILY OF REAL ESTATE FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

market, and (5) securities and other assets for which market quotations are not readily available or are considered to be unreliable due to significant market or other events are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees. Because the value of foreign securities may be materially affected by events occurring before the Global Index Fund's pricing time but after the close of the primary markets or exchanges on which such securities are traded, its portfolio securities may be priced at their fair value as determined by an independent pricing service approved by the Board of Trustees. As a result, the prices of securities used to calculate the Global Index Fund's NAV may differ from quoted or published prices for the same securities. Foreign securities are translated from the local currency into U. S. dollars using currency exchange rates supplied by a quotation service. Short-term instruments (those with remaining maturities of 60 days or less) will be valued at amortized cost, which approximates market value.

The Financial Accounting Standards Board's ("FASB") Statement on Financial Accounting Standards No. 157 "Fair Value Measurements" establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of each of the Fund's investments. These inputs are summarized in the three broad levels listed below:

      o     Level 1 - quoted prices in active markets for identical securities
      o     Level 2 - other significant observable inputs
      o     Level 3 - significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of December 31, 2008, all of the inputs used to value the investments of the REIT Index Fund were Level 1.

The following is a summary of the inputs used to value the Global Index Fund's investments as of December 31, 2008:

--------------------------------------------------------------------------------
                                                                    WELLS DOW
                                                                  JONES WILSHIRE
                                                                   GLOBAL RESI
VALUATION INPUTS                                                    INDEX FUND
--------------------------------------------------------------------------------
Level 1 - Quoted Prices ........................................   $ 12,908,982
Level 2 - Other Significant Observable Inputs ..................     11,887,554
                                                                   ------------
Total ..........................................................   $ 24,796,536
                                                                   ============
--------------------------------------------------------------------------------

SHARE VALUATION -- The net asset value per share of each class of shares of each Fund is calculated daily by dividing the total value of the assets attributable to that class, less liabilities attributable to that class, by the number of shares of that class outstanding, rounded to the nearest cent. The maximum offering price per share of Class A shares of each Fund is equal to the net asset value per share plus a sales load equal to 4.17% of the net asset value (or 4% of the offering price). The offering price of Class B shares, Class C shares and Class I shares is equal to the net asset value per share.

The redemption price per share of each class of shares of each Fund is equal to the net asset value per share. However, Class B shares of the REIT Index Fund are subject to a maximum contingent deferred sales load of 5% on amounts redeemed within one year of purchase, incrementally reduced to 0% over a six year period from the date of purchase. Class C shares of each Fund are subject to a contingent deferred sales load of 1% on amounts redeemed within one year of purchase.

INVESTMENT INCOME -- Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions to shareholders arising from net investment income are declared and paid quarterly. Net realized short-term capital gains, if any, may be distributed throughout the year and net realized long-term capital gains, if any, are distributed at least once each year. Income dividends and capital gain distributions are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States.

WELLS FAMILY OF REAL ESTATE FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

The tax character of distributions paid during the years ended December 31, 2008 and December 31, 2007 is as follows:

WELLS DOW JONES WILSHIRE U.S. REIT INDEX FUND
--------------------------------------------------------------------------------
                                                     RETURN OF
              YEAR       ORDINARY      LONG-TERM      CAPITAL        TOTAL
              ENDED       INCOME     CAPITAL GAINS  (NONTAXABLE) DISTRIBUTIONS
--------------------------------------------------------------------------------
Class A      12/31/08   $ 3,554,306   $ 8,853,605   $ 3,573,569   $15,981,480
             12/31/07   $ 4,491,495   $41,085,484   $ 3,571,325   $49,148,304

Class B      12/31/08   $   585,862   $ 1,761,651   $   754,945   $ 3,102,458
             12/31/07   $   664,206   $ 9,991,565   $   882,757   $11,538,528

Class C      12/31/08   $   832,809   $ 2,592,028   $ 1,080,986   $ 4,505,823
             12/31/07   $   898,527   $13,648,050   $ 1,184,429   $15,731,006

Class I      12/31/08   $    27,205   $   142,582   $    38,656   $   208,443
             12/31/07   $    16,915   $   120,031   $    11,214   $   148,160
--------------------------------------------------------------------------------

WELLS DOW JONES WILSHIRE GLOBAL RESI INDEX FUND
--------------------------------------------------------------------------------
                                                     RETURN OF
              YEAR       ORDINARY      LONG-TERM      CAPITAL        TOTAL
              ENDED       INCOME     CAPITAL GAINS  (NONTAXABLE) DISTRIBUTIONS
--------------------------------------------------------------------------------
Class A      12/31/08   $   602,498   $        --   $   155,789   $   758,287
             12/31/07   $   348,204   $    90,729   $        --   $   438,933

Class C      12/31/08   $   115,468   $        --   $    45,628   $   161,096
             12/31/07   $    88,435   $    32,282   $        --   $   120,717

Class I      12/31/08   $    65,015   $        --   $    15,053   $    80,068
             12/31/07   $    47,122   $    12,504   $        --   $    59,626
--------------------------------------------------------------------------------

ALLOCATIONS BETWEEN CLASSES -- Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation are allocated daily to each class of shares based upon its proportionate share of total net assets of each Fund. Class specific expenses are charged directly to the class incurring the expense. Common expenses which are not attributable to a specific class are allocated daily to each class of shares based upon its proportionate share of total net assets of each Fund.

SECURITY TRANSACTIONS -- Security transactions are accounted for on the trade date. Gains and losses on securities sold are determined on a specific identification basis.

ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

FEDERAL INCOME TAX -- It is each Fund's policy to comply with the special provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

WELLS FAMILY OF REAL ESTATE FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund's intention to declare and pay as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The following information is computed on a tax basis for each item as of December 31, 2008:

================================================================================
                                                  WELLS DOW        WELLS DOW
                                                JONES WILSHIRE   JONES WILSHIRE
                                                  U.S. REIT        GLOBAL RESI
                                                  INDEX FUND       INDEX FUND
--------------------------------------------------------------------------------
Federal income tax cost ......................   $ 238,671,304    $  48,822,565
                                                 =============    =============
Gross unrealized appreciation ................   $   6,131,892    $     159,838
Gross unrealized depreciation ................     (99,878,641)     (24,185,867)
                                                 -------------    -------------
Net unrealized depreciation ..................     (93,746,749)     (24,026,029)
Net unrealized appreciation on translation of
  assets and liabilities in foreign currencies              --              460
Capital loss carryforwards ...................              --         (313,431)
Post-October losses ..........................      (7,525,953)      (1,120,459)
                                                 -------------    -------------
Accumulated deficit ..........................   $(101,272,702)   $ (25,459,459)
                                                 =============    =============
--------------------------------------------------------------------------------

The difference between the federal income tax cost of portfolio investments and the financial statement cost for each Fund is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and accounting principles generally accepted in the United States. These "book/tax" differences are temporary in nature and are due to the tax deferral of losses on wash sales.

As of December 31, 2008, the Global Index Fund had a capital loss carryforward for federal income tax purposes of $313,431, which expires December 31, 2016. In addition, the REIT Index Fund and the Global Index Fund had net realized losses of $7,525,953 and $1,120,459, respectively, during the period November 1, 2008 through December 31, 2008, which are treated for federal income tax purposes as arising during the Funds' tax years ending December 31, 2009. This capital loss carryforward and "post-October" losses may be utilized in future years to offset net realized capital gains prior to distributing such gains to shareholders.

For the year ended December 31, 2008, on the Statements of Assets and Liabilities, the REIT Index Fund reclassified $5,448,156 of return of capital distributions and $1,430,093 of unrealized appreciation against paid-in capital, and the Global Index Fund reclassified $216,470 of return of capital distributions against paid-in capital. These reclassifications, the result of permanent differences between the financial statements and income tax reporting requirements, have no effect on each Fund's net assets or net asset value per share.

Additionally, for the year ended December 31, 2008, the Global Index Fund reclassified $2,316 of net realized losses from foreign currency transactions and the disposition of passive foreign invesment companies against undistributed net investment income on the Statements of Assets and Liabilities. Such reclassification, the result of permanent differences between the financial statement and income tax reporting requirements, has no effect on the Fund's net assets or net asset value per share.

The majority of the dividend income recorded by the REIT Index Fund is from Real Estate Investment Trusts ("REITs"). The majority of the dividend income recorded by the Global Index Fund is from REITs and Real Estate Operating Companies ("REOCs"). For tax purposes, a portion of these dividends consists of capital gains and returns of capital. Each Fund reconciles recorded amounts with the returns of capital reported by the REITs and/or REOCs shortly after calendar year-end, and an adjustment, if any, is required, is then recorded by each Fund.

FASB's Interpretation No. 48 ("FIN 48") "Accounting for Uncertainty in Income Taxes" provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Funds' tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the "more-likely-than-not" threshold would be recorded as a tax benefit or expense in the current year. Based on management's analysis, the application of FIN 48 does not have a material impact on these financial statements. The statute of limitations on the Funds' tax returns remains open for the years ended December 31, 2006 through December 31, 2008.

WELLS FAMILY OF REAL ESTATE FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

2.    INVESTMENT TRANSACTIONS

During the year ended December 31, 2008, cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments and U.S. government securities, amounted to $25,482,354 and $59,708,918, respectively, for the REIT Index Fund and $20,730,144 and $4,019,297, respectively, for the Global Index Fund.

3.    TRANSACTIONS WITH AFFILIATES

Certain Trustees and officers of the Trust are also officers of the Adviser or of Ultimus Fund Solutions, LLC ("Ultimus"), the administrative services agent, shareholder servicing and transfer agent and accounting services agent for the Trust.

ADVISORY AGREEMENT
The Adviser provides general investment supervisory services to each Fund and manages each Fund's business affairs pursuant to the terms of an Advisory Agreement between the Adviser and the Trust.

The REIT Index Fund pays the Adviser an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 0.50% of the average daily net assets of the Fund. The Adviser has contractually agreed, until at least May 1, 2010, to waive fees and reimburse annual expenses in order to maintain the total annual operating expenses of Class A, Class B and Class C shares of the REIT Index Fund at or below 0.99%, 1.74% and 1.74%, respectively, of average daily net assets. The Adviser has contractually agreed, until at least May 1, 2015, to waive fees and reimburse expenses in order to maintain the total annual operating expenses of Class I shares at or below 0.74% of average daily net assets. Accordingly, the Adviser waived $299,590 of its investment advisory fees and reimbursed the REIT Index Fund for $210,823 of Class A expenses, $53,201of Class B expenses, $84,684 of Class C expenses and $7,993 of Class I expenses during the year ended December 31, 2008.

The Global Index Fund pays the Adviser an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 0.55% of the average daily net assets of the Global Index Fund. The Adviser has contractually agreed, until at least December 31, 2010, to waive fees and reimburse expenses in order to maintain the total annual operating expenses of Class A, Class C and Class I shares of the Global Index Fund at or below 1.09%, 1.84% and 0.84%, respectively, of average daily net assets. Accordingly, the Adviser waived its entire investment advisory fees of $155,452 and reimbursed the Fund for $233,614 of common expenses, $46,097of Class A expenses, $23,814 of Class C expenses and $24,816 of Class I expenses during the year ended December 31, 2008.

SUB-ADVISORY AGREEMENTS
The Tuckerman Group, LLC ("Tuckerman") has been retained by the Adviser to manage the REIT Index Fund's investments pursuant to the terms of a Sub-Advisory Agreement between Tuckerman, the Adviser and the Trust. The Adviser (not the REIT Index Fund) pays Tuckerman a quarterly fee at the annual rate of 0.09% of the REIT Index Fund's average daily net assets.

Tuckerman has also been retained by the Adviser to manage the Global Index Fund's investments pursuant to the terms of a Sub-Advisory Agreement between Tuckerman, the Adviser and the Trust. The Adviser (not the Global Index Fund) pays Tuckerman a quarterly fee at the annual rate of 0.25% of the Global Index Fund's average daily net assets.

ADMINISTRATION AGREEMENT
Under the terms of an Administration Agreement, Ultimus supplies non-investment related administrative and compliance services for each Fund. Ultimus supervises the preparation of tax returns, reports to shareholders, reports to and filings with the Securities and Exchange Commission and state securities commissions, and materials for meetings of the Board of Trustees. For these services, Ultimus receives a monthly fee from each Fund at an annual rate of 0.08% of its average daily net assets up to $500 million; 0.05% of such assets from $500 million to $2 billion; 0.04% of such assets from $2 billion to $3 billion; and 0.03% of such assets in excess of $3 billion, subject to a minimum monthly fee of $2,000 for each Fund.

TRANSFER AGENT AND SHAREHOLDER SERVICES AGREEMENT
Under the terms of a Transfer Agent and Shareholder Services Agreement, Ultimus maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of each Fund's shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. For these services, Ultimus receives a monthly fee from each Fund at an

WELLS FAMILY OF REAL ESTATE FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

annual rate of $20 per shareholder, subject to a minimum monthly fee of $1,500 for a share class with 100 or more accounts. For a share class with less than 100 accounts, the monthly fee is reduced to $500. In addition, the Funds pay Ultimus for its out-of-pocket expenses including, but not limited to, postage and supplies.

ACCOUNTING SERVICES AGREEMENT
Under the terms of a Fund Accounting Agreement, Ultimus calculates the daily net asset value per share and maintains the financial books and records of each Fund. For these services, the REIT Index Fund pays Ultimus a base fee of $3,500 per month plus an asset-based fee computed as a percentage of the REIT Index Fund's average net assets, and the Global Index Fund pays Ultimus a base fee of $4,000 per month plus an asset based fee computed as a percentage of the Global Index Fund's average net assets. In addition, each Fund pays certain out-of-pocket expenses incurred by Ultimus in obtaining valuations of portfolio securities.

UNDERWRITING AGREEMENT
Under the terms of an Underwriting Agreement, Wells Investment Securities, Inc. (the "Underwriter") serves as the exclusive agent for the distribution of shares of each Fund. During the year ended December 31, 2008, the Underwriter earned fees of $33,406 and $10,100 from underwriting and broker commissions on the sale of Class A shares of the REIT Index Fund and the Global Index Fund, respectively. In addition, the Underwriter collected $84,969 in contingent deferred sales loads on redemption of Class B shares of the REIT Index Fund and $4,509 and $4,001 in contingent deferred sales loads on redemptions of Class C shares of the REIT Index Fund and the Global Index Fund, respectively. The Underwriter is an affiliate of the Adviser.

SUB-DISTRIBUTION AGREEMENT
Under the terms of a Sub-Distribution Agreement between the Trust and Ultimus Fund Distributors, LLC (the "Sub-Distributor"), the Underwriter retains the Sub-Distributor to assist in the distribution of shares of each Fund. The Sub-Distributor receives no compensation from the Trust or the Underwriter for these services.

PLANS OF DISTRIBUTION
The Trust has adopted plans of distribution under which each class of shares of each Fund, other than Class I shares, may directly incur or reimburse the Underwriter for certain expenses related to the distribution of its shares. The annual limitation for payment of expenses pursuant to the Class A Plan is 0.25% of each Fund's average daily net assets attributable to Class A shares. The annual limitation for payment of expenses pursuant to the Class B Plan is 1.00% of the REIT Index Fund's average daily net assets attributable to Class B shares. The annual limitation for payment of expenses pursuant to the Class C Plan is 1.00% of each Fund's average daily net assets attributable to Class C shares. During the year ended December 31, 2008, the REIT Index Fund's Class A, Class B and Class C shares paid distribution expenses of $354,749, $346,940 and $479,996, respectively, and the Global Index Fund's Class A and Class C shares paid distribution expenses of $50,660 and $58,346, respectively. There are no plans of distribution for Class I shares.

4.    FOREIGN CURRENCY TRANSLATION

With respect to the Global Index Fund, amounts denominated in or expected to settle in foreign currencies are translated into U.S. dollars based on exchange rates on the following basis:

A. The market values of investment securities and other assets and liabilities will be translated at the closing rate of exchange each day.

B. Purchases and sales of investment securities and income and expenses will be translated at the rate of exchange prevailing on the respective dates of such transactions.

C. The Global Index Fund will not isolate that portion of the results of operations caused by changes in foreign exchange rates on investments from those caused by changes in market prices of securities held. Such fluctuations will be included with the net realized and unrealized gains or losses on investments.

Reported net realized foreign exchange gains or losses arise from 1) purchases and sales of foreign currencies, 2) currency gains or losses realized between the trade and settlement dates on securities transactions and 3) the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Global Index Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Reported net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investment securities, resulting from changes in exchange rates.

WELLS FAMILY OF REAL ESTATE FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

5.    FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

The Global Index Fund may enter into forward foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Global Index Fund may enter into these contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific transactions or portfolio positions. The objective of the Global Index Fund's foreign currency hedging transactions is to reduce risk that the U.S. dollar value of the Global Index Fund's securities denominated in foreign currency will decline in value due to changes in foreign currency exchange rates. All foreign currency exchange contracts are "marked-to-market" daily at the applicable translation rates resulting in unrealized gains or losses. Realized and unrealized gains or losses will be included in the Global Index Fund's Statement of Assets and Liabilities and Statement of Operations. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. As of December 31, 2008, the Global Index Fund had forward foreign currency exchange contracts outstanding as follows:

--------------------------------------------------------------------------------
                                                                  NET UNREALIZED
                                                                   APPRECIATION/
SETTLEMENT            TO RECEIVE    INITIAL VALUE   MARKET VALUE   DEPRECIATION
--------------------------------------------------------------------------------
Contracts To Buy
1/6/2009 ..........   54,985 AUD      $ 38,000        $ 38,305       $    305
1/6/2009 ..........   14,036 CAD        11,500          11,369           (131)
1/7/2009 ..........    3,696 CHF         3,500           3,473            (27)
1/6/2009 ..........   13,103 EUR        18,500          18,208           (292)
1/6/2009 ..........    7,274 GBP        10,500          10,456            (44)
1/5/2009 ..........   89,123 HKD        11,500          11,500             --
1/6/2009 ..........   15,089 SGD        10,500          10,472            (28)
                                      --------        --------       --------
Total Buy Contracts                   $104,000        $103,783       $   (217)
                                      ========        ========       ========
--------------------------------------------------------------------------------
AUD - Australian Dollar
CAD - Canadian Dollar
CHF - Swiss Franc
EUR - Euro
GBP - British Pound Sterling
HKD - Hong Kong Dollar
SGD - Singapore Dollar

6.    CONTINGENCIES AND COMMITMENTS

The Funds indemnify the Trust's officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business each Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

7.    BANK LINE OF CREDIT

The REIT Index Fund has secured a $10,000,000 line of credit through its custodian bank. Borrowings under this arrangement incur interest at a rate per annum equal to the Prime Rate minus 0.50% at the time of borrowing. During the year ended December 31, 2008, the REIT Index Fund incurred $8,364 of interest expense related to borrowings. Average debt outstanding during the year ended December 31, 2008 was $168,022. As of December 31, 2008, the REIT Index Fund had no outstanding borrowings.

WELLS FAMILY OF REAL ESTATE FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

8.    CAPITAL SHARE TRANSACTIONS

Proceeds and payments on capital shares as shown in the Statements of Changes in Net Assets are the result of the following capital share transactions for the years shown:

WELLS DOW JONES WILSHIRE U.S. REIT INDEX FUND
---------------------------------------------------------------------------------------------
                                                                  YEAR ENDED     YEAR ENDED
                                                                 DECEMBER 31,   DECEMBER 31,
                                                                     2008           2007
---------------------------------------------------------------------------------------------
CLASS A
Shares sold ..................................................      5,728,463       3,114,088
Shares issued in reinvestment of distributions to shareholders      2,933,119       4,869,889
Shares redeemed ..............................................     (7,546,501)     (6,791,803)
                                                                 ------------    ------------
Net increase in shares outstanding ...........................      1,115,081       1,192,174
Shares outstanding, beginning of year ........................     20,605,400      19,413,226
                                                                 ------------    ------------
Shares outstanding, end of year ..............................     21,720,481      20,605,400
                                                                 ============    ============

CLASS B
Shares sold ..................................................         16,837         183,823
Shares issued in reinvestment of distributions to shareholders        548,627       1,109,325
Shares redeemed ..............................................     (1,289,426)     (1,242,998)
                                                                 ------------    ------------
Net increase (decrease) in shares outstanding ................       (723,962)         50,150
Shares outstanding, beginning of year ........................      4,984,883       4,934,733
                                                                 ------------    ------------
Shares outstanding, end of year ..............................      4,260,921       4,984,883
                                                                 ============    ============

CLASS C
Shares sold ..................................................        746,370         878,363
Shares issued in reinvestment of distributions to shareholders        828,281       1,583,072
Shares redeemed ..............................................     (2,030,311)     (2,113,286)
                                                                 ------------    ------------
Net increase (decrease) in shares outstanding ................       (455,660)        348,149
Shares outstanding, beginning of year ........................      6,821,934       6,473,785
                                                                 ------------    ------------
Shares outstanding, end of year ..............................      6,366,274       6,821,934
                                                                 ============    ============

CLASS I
Shares sold ..................................................        293,983          24,369
Shares issued in reinvestment of distributions to shareholders         30,135          14,447
Shares redeemed ..............................................        (35,634)        (54,170)
                                                                 ------------    ------------
Net increase (decrease) in shares outstanding ................        288,484         (15,354)
Shares outstanding, beginning of year ........................         56,375          71,729
                                                                 ------------    ------------
Shares outstanding, end of year ..............................        344,859          56,375
                                                                 ============    ============
---------------------------------------------------------------------------------------------

WELLS FAMILY OF REAL ESTATE FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

WELLS DOW JONES WILSHIRE GLOBAL RESI INDEX FUND
---------------------------------------------------------------------------------------------
                                                                  YEAR ENDED     YEAR ENDED
                                                                 DECEMBER 31,   DECEMBER 31,
                                                                     2008           2007
---------------------------------------------------------------------------------------------
CLASS A
Shares sold ..................................................      3,084,314       2,328,137
Shares issued in reinvestment of distributions to shareholders        110,832          45,483
Shares redeemed ..............................................       (792,399)       (413,797)
                                                                 ------------    ------------
Net increase in shares outstanding ...........................      2,402,747       1,959,823
Shares outstanding, beginning of year ........................      2,161,018         201,195
                                                                 ------------    ------------
Shares outstanding, end of year ..............................      4,563,765       2,161,018
                                                                 ============    ============

CLASS C
Shares sold ..................................................        355,479         976,304
Shares issued in reinvestment of distributions to shareholders         22,908          12,314
Shares redeemed ..............................................       (384,941)       (103,961)
                                                                 ------------    ------------
Net increase (decrease) in shares outstanding ................         (6,554)        884,657
Shares outstanding, beginning of year ........................        885,657           1,000
                                                                 ------------    ------------
Shares outstanding, end of year ..............................        879,103         885,657
                                                                 ============    ============

CLASS I
Shares sold ..................................................         82,239         330,270
Shares issued in reinvestment of distributions to shareholders         10,237           5,718
Shares redeemed ..............................................       (130,035)        (32,197)
                                                                 ------------    ------------
Net increase (decrease) in shares outstanding ................        (37,559)        303,791
Shares outstanding, beginning of year ........................        303,791              --
                                                                 ------------    ------------
Shares outstanding, end of year ..............................        266,232         303,791
                                                                 ============    ============
---------------------------------------------------------------------------------------------

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
================================================================================

To the Shareholders and Board of Trustees of the Wells Family of Real Estate Funds

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the Wells Family of Real Estate Funds (comprised of the Wells Dow Jones Wilshire U.S. REIT Index Fund and the Wells Dow Jones Wilshire Global RESI Index Fund) (collectively, the Funds) as of December 31, 2008, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds' internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2008, by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Funds in the Wells Family of Real Estate Funds at December 31, 2008, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

                                                           /s/ Ernst & Young LLP

Cincinnati, Ohio
February 27, 2009

WELLS FAMILY OF REAL ESTATE FUNDS
BOARD OF TRUSTEES AND EXECUTIVE OFFICERS
(UNAUDITED)
================================================================================

Overall responsibility for management of the Trust rests with the Board of Trustees. The Trustees serve during the lifetime of the Trust and until its termination, or until death, resignation, retirement or removal. The Trustees, in turn, elect the officers of the Trust to actively supervise its day-to-day operations. The officers have been elected for an annual term. The following are the Trustees and executive officers of the Trust:

                                                                                      POSITION HELD                 LENGTH OF
 TRUSTEE/OFFICER                           ADDRESS                          AGE      WITH THE TRUST                TIME SERVED
------------------------------------------------------------------------------------------------------------------------------------
* Leo F.  Wells, III       6200 The Corners Parkway, Norcross, GA            65     President and Trustee       Since January 1998
  William H. Keogler, Jr.  6631 N.W. 61st Avenue, Parkland, FL               63     Trustee                     Since April 2001
  Neil H. Strickland       4800 River Green Parkway, Duluth, GA              73     Trustee                     Since April 2001
  W. Wayne Woody           2277 Peachtree Road, NE, #807, Atlanta, GA        67     Trustee                     Since October 2003
  Randall D. Fretz         6200 The Corners Parkway, Norcross, GA            56     Vice President              Since February 2007
  Jill W. Maggiore         6200 The Corners Parkway, Norcross, GA            50     Vice President and
                                                                                    Chief Compliance Officer    Since March 1999
  Douglas P.  Williams     6200 The Corners Parkway, Norcross, GA            58     Vice President and
                                                                                    Assistant Treasurer         Since February 2005
  Robert G. Dorsey         225 Pictoria Drive, Suite 450, Cincinnati, OH     51     Vice President              Since September 2000
  Mark J. Seger            225 Pictoria Drive, Suite 450, Cincinnati, OH     47     Treasurer                   Since September 2000
  John F. Splain           225 Pictoria Drive, Suite 450, Cincinnati, OH     52     Secretary                   Since September 2000

* Mr. Wells, as an affiliated person of the Adviser and the Underwriter, is an "interested person" of the Trust within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

Each Trustee oversees two portfolios of the Trust. The principal occupations of the Trustees and executive officers of the Trust during the past five years and other public directorships held by the Trustees are set forth below:

Leo F. Wells, III is President, Treasurer and Director of the Adviser, in addition to the following affiliated companies: Wells Capital, Inc. (a real estate company); Wells & Associates, Inc. (a real estate brokerage company); Wells Management Company, Inc. (a property management company); Wells Advisors, Inc. (a non-bank custodian for IRAs); Wells Real Estate Funds, Inc. (a holding company for the Wells group of companies); and Wells Development Corporation (a company formed to acquire and develop commercial real estate properties). He is also Chairman, Director and President of Wells Real Estate Investment Trust II, Inc. and President of Wells Total Return REIT, Inc., Wells Timberland REIT, Inc. and Wells Real Estate Investment Trust III, Inc.

William H. Keogler, Jr. is retired President and Chief Executive Officer of Keogler, Morgan & Company, Inc. (a brokerage firm) and Keogler Investment Advisory, Inc. (a registered investment advisor). He is also a Director of Piedmont Office Realty Trust, Inc. (a real estate investment trust).

Neil H. Strickland is Senior Operations Executive of Strickland General Agency, Inc. (an insurance agency). He is also a Director of Wells Real Estate Investment Trust II, Inc.

W. Wayne Woody is a retired Senior Partner with KPMG LLP (a public accounting firm). He is also a Director of Piedmont Office Realty Trust, Inc. and American HomePatient, Inc. (a home health care provider).

Randall D. Fretz is Vice President of Wells Real Estate Funds, Inc.; Vice President of Wells Management Company, Inc.; a Director of Wells Investment Securities, Inc.; and Senior Vice President of Wells Capital, Inc. He is also Senior Vice President of Wells Real Estate Investment Trust II, Inc., Wells Timberland REIT, Inc. and Wells Real Estate Investment Trust III, Inc.

Jill W. Maggiore is Vice President and Chief Compliance Officer of the Adviser and Vice President of Wells Investment Securities, Inc.

WELLS FAMILY OF REAL ESTATE FUNDS
BOARD OF TRUSTEES AND EXECUTIVE OFFICERS
(UNAUDITED) (CONTINUED)
================================================================================

Douglas P. Williams is Vice President of Wells Management Company, Inc., Wells Advisors, Inc. and Wells Real Estate Funds, Inc.; Senior Vice President and Assistant Secretary of Wells Capital, Inc.; Vice President and Secretary of the Adviser; and Vice President, Chief Financial Officer, Treasurer and a Director of Wells Investment Securities, Inc. He is also Executive Vice President, Secretary, Treasurer and a Director of Wells Real Estate Investment Trust II, Inc., Wells Real Estate Investment Trust III, Inc. and Wells Total Return REIT, Inc.; and Executive Vice President, Secretary and Treasurer of Wells Timberland REIT, Inc.

Robert G. Dorsey is a Managing Director of Ultimus Funds Solutions, LLC (a mutual fund services company) and Ultimus Fund Distributors, LLC (a registered broker-dealer).

Mark J. Seger is a Managing Director of Ultimus Funds Solutions, LLC and Ultimus Fund Distributors, LLC.

John F. Splain is a Managing Director of Ultimus Funds Solutions, LLC and Ultimus Fund Distributors, LLC.

Additional information about members of the Board of Trustees and executive officers is available in the Statement of Additional Information (SAI). To obtain a free copy of the SAI, please call 1-800-282-1581.


FEDERAL TAX INFORMATION (UNAUDITED)
================================================================================

In accordance with federal tax requirements, the following provides shareholders with information concerning distributions from ordinary income and net realized gains made by the Funds during the year ended December 31, 2008. Certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The REIT Index Fund and the Global Index Fund intend to designate $13,465,922 and $14,130, respectively, as taxed at a maximum rate of 15%. As required by federal regulations, complete information will be computed and reported in conjunction with your 2008 1099-DIV.

WELLS FAMILY OF REAL ESTATE FUNDS
ABOUT YOUR FUNDS' EXPENSES (UNAUDITED)
================================================================================

We believe it is important for you to understand the impact of costs on your investment. As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, possibly including front-end and contingent deferred sales loads, and (2) ongoing costs, including management fees and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

A mutual fund's ongoing costs are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The expenses in the tables below are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (July 1, 2008 - December 31, 2008).

The tables below illustrate each class of each Fund's costs in two ways:

ACTUAL FUND RETURN - This section helps you to estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from each Fund's actual return, and the third column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Funds. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Funds under the heading "Expenses Paid During Period."

HYPOTHETICAL 5% RETURN - This section is intended to help you compare the Funds' costs with those of other mutual funds. It assumes that each Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Funds' actual returns, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess each Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only.

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

More information about each Fund's expenses, including historical annual expense ratios, can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Funds' prospectus.

WELLS FAMILY OF REAL ESTATE FUNDS
ABOUT YOUR FUND'S EXPENSES (UNAUDITED)
(CONTINUED)
===============================================================================================================
                                                                BEGINNING          ENDING            EXPENSES
                                                              ACCOUNT VALUE     ACCOUNT VALUE       PAID DURING
                                                              JULY 1, 2008    DECEMBER 31, 2008       PERIOD*
---------------------------------------------------------------------------------------------------------------
WELLS DOW JONES WILSHIRE U.S. REIT INDEX FUND - CLASS A
Based on Actual Fund Return .............................      $ 1,000.00        $   641.60         $     4.10
Based on Hypothetical 5% Return (before expenses) .......      $ 1,000.00        $ 1,020.21         $     5.04

WELLS DOW JONES WILSHIRE U.S. REIT INDEX FUND - CLASS B
Based on Actual Fund Return .............................      $ 1,000.00        $   639.60         $     7.19
Based on Hypothetical 5% Return (before expenses) .......      $ 1,000.00        $ 1,016.43         $     8.84

WELLS DOW JONES WILSHIRE U.S. REIT INDEX FUND - CLASS C
Based on Actual Fund Return .............................      $ 1,000.00        $   638.50         $     7.19
Based on Hypothetical 5% Return (before expenses) .......      $ 1,000.00        $ 1,016.43         $     8.84

WELLS DOW JONES WILSHIRE U.S. REIT INDEX FUND - CLASS I
Based on Actual Fund Return .............................      $ 1,000.00        $   641.50         $     3.06
Based on Hypothetical 5% Return (before expenses) .......      $ 1,000.00        $ 1,021.48         $     3.77

WELLS DOW JONES WILSHIRE GLOBAL RESI INDEX FUND - CLASS A
Based on Actual Fund Return .............................      $ 1,000.00        $   597.40         $     4.39
Based on Hypothetical 5% Return (before expenses) .......      $ 1,000.00        $ 1,019.71         $     5.55

WELLS DOW JONES WILSHIRE GLOBAL RESI INDEX FUND - CLASS C
Based on Actual Fund Return .............................      $ 1,000.00        $   595.40         $     7.40
Based on Hypothetical 5% Return (before expenses) .......      $ 1,000.00        $ 1,015.93         $     9.35

WELLS DOW JONES WILSHIRE GLOBAL RESI INDEX FUND - CLASS I
Based on Actual Fund Return .............................      $ 1,000.00        $   598.20         $     3.38
Based on Hypothetical 5% Return (before expenses) .......      $ 1,000.00        $ 1,020.97         $     4.28
---------------------------------------------------------------------------------------------------------------

* Expenses are equal to the Funds' annualized expense ratios for the period as stated , multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

      Wells Dow Jones Wilshire U.S. REIT Index Fund - Class A           0.99%
      Wells Dow Jones Wilshire U.S. REIT Index Fund - Class B           1.74%
      Wells Dow Jones Wilshire U.S. REIT Index Fund - Class C           1.74%
      Wells Dow Jones Wilshire U.S. REIT Index Fund - Class I           0.74%
      Wells Dow Jones Wilshire Global RESI Index Fund - Class A         1.09%
      Wells Dow Jones Wilshire Global RESI Index Fund - Class C         1.84%
      Wells Dow Jones Wilshire Global RESI Index Fund - Class I         0.84%

WELLS FAMILY OF REAL ESTATE FUNDS
OTHER INFORMATION (UNAUDITED)
================================================================================

A description of the policies and procedures that each Fund uses to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-800-282-1581, or on the Securities and Exchange Commission's ("SEC") website at http://www.sec.gov. Information regarding how each Fund voted proxies relating to portfolio securities during the most recent 12-month period ended December 31 is also available without charge upon request by calling toll free 1-800-282-1581, or on the SEC's website http://www.sec.gov.

The Trust files a complete listing of portfolio holdings for each Fund with the SEC as of the first and third quarters of each fiscal year on Form N-Q. The filings are available upon request, by calling 1-800-282-1581. Furthermore, you may obtain a copy of these filings on the SEC's website at http://www.sec.gov. The Trust's Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


WELLS FAMILY OF REAL ESTATE FUNDS
APPROVAL OF ADVISORY AGREEMENTS AND
SUB-ADVISORY AGREEMENT (UNAUDITED)
================================================================================

APPROVAL OF ADVISORY AGREEMENTS
The Board of Trustees of the Trust, with the Independent Trustees voting separately, has approved the continuances of the Advisory Agreements with the Adviser on behalf of the REIT Index Fund and the Global Index Fund. Approvals took place at an in-person meeting held on December 18, 2008, at which all of the Independent Trustees were present.

The Trustees were advised by counsel of their fiduciary obligations in approving the Advisory Agreements, and the Trustees requested such information from the Adviser as they deemed reasonably necessary to evaluate the terms of the Advisory Agreements and whether the continuances of the Advisory Agreements were in the best interests of the Funds and their shareholders. In considering whether to approve the continuances of the Advisory Agreements, the Trustees reviewed and considered such information and factors as the Trustees deemed reasonably necessary, including the following: (i) the nature, extent and quality of the services provided by the Adviser; (ii) the investment performance of each Fund and the Adviser; (iii) the costs of the services provided and the profits realized by the Adviser from its relationship with each Fund; (iv) the extent to which economies of scale would be realized as each Fund grows; and (v) whether fee levels reflect these economies of scale for the benefit of each Fund's shareholders.

As part of its review process, the Trustees considered the responsibilities of the Adviser under the Advisory Agreements and the nature and quality of the services provided by the Adviser. The Trustees considered the Adviser's services to the Funds, including supervising the overall portfolio management and investment of the Funds' assets, supervision and coordination of activities of the Funds' other service providers, providing the Chief Compliance Officer and other officers of the Trust, and providing shareholder communications and other administrative services to the Funds. Based on its review, they believed that the Adviser has provided high quality services to the Funds.

The Trustees also reviewed each Fund's historical performance as compared to various indices and the averages of other real estate funds, with a focus on the Funds' correlations to their respective benchmark indexes. The Trustees found that each Fund's correlation to its benchmark index had been good and that each Fund had met its investment objective. It was the consensus of the Trustees that each Fund's investment performance, and the Adviser's oversight of the same, were satisfactory.

The Trustees also compared the advisory fees and total expense ratios of each Fund with advisory fee and expense information for other similarly situated mutual funds. The Trustees noted that each Fund's advisory fee and overall expense ratio were less than the average fees and expenses of real estate funds tracked by Morningstar. In addition, the Trustees considered the "fallout benefits" to, and the lack of profitability of, the Adviser from its relationship with each Fund but, given the amounts involved, viewed these as secondary factors in connection with the evaluation of the reasonableness of the advisory fees paid by each Fund to the Adviser. Based on its review, the Trustees concluded that each Fund's advisory fee was reasonable.

WELLS FAMILY OF REAL ESTATE FUNDS
APPROVAL OF ADVISORY AGREEMENTS AND
SUB-ADVISORY AGREEMENT (UNAUDITED) (CONTINUED)
================================================================================

The Trustees also considered the Adviser's commitment to cap the Funds' overall operating expenses by waiving advisory fees and/or reimbursing expenses of the Funds, thereby enabling the overall expense ratios to be competitive with similarly managed funds. The Trustees indicated that, given current market conditions, the current size of each Fund, and the Adviser's caps on expenses, they did not believe at the present time it would be relevant to consider the extent to which economics of scale would be realized as the Funds grow or whether fee levels reflect these economics of scale.

Based upon the forgoing considerations, but without any single factor being considered in isolation or being determinative to the Trustees' decision, the Trustees, including the Independent Trustees voting separately, unanimously approved the continuance of the Advisory Agreement on behalf of each Fund for an additional annual period.

APPROVAL OF SUB-ADVISORY AGREEMENT
WELLS DOW JONES WILSHIRE GLOBAL RESI INDEX FUND

The Board of Trustees, with the Independent Trustees voting separately, has approved the continuance of the Sub-Advisory Agreement between the Adviser and Tuckerman on behalf of the Global Index Fund. Approval took place at an in-person meeting held December 18, 2008, at which all of the Independent Trustees were present.

In considering whether to approve the Sub-Advisory Agreement, the Trustees requested and considered such information from Tuckerman and the Adviser as the Trustees deemed reasonably necessary to evaluate the terms of the Sub-Advisory Agreement and whether the continuance of the Sub-Advisory Agreement was in the best interests of the Global Index Fund and its shareholders. The Trustees reviewed the services provided by Tuckerman to the Global Index Fund under the Sub-Advisory Agreement, which include investing the Fund's assets, selecting brokers to execute portfolio transactions for the Fund and providing reports to the Adviser and the Board regarding the Fund's portfolio and performance. The Trustees considered Tuckerman's expertise and real estate indexing capabilities, noting that they had previously been provided with a significant amount of information regarding Tuckerman's resources and operations. It was the consensus of the Trustees that Tuckerman has consistently provided the Adviser with good service and support in sub-advising the Global Index Fund. The Trustees noted that they had reviewed the performance of the Global Index Fund and the correlation with its benchmark index in connection with the Board's review of the Fund's Advisory Agreement, and had found such performance and correlation to be satisfactory. The Board was mindful that the fees paid to Tuckerman under the Sub-Advisory Agreement are the obligation of the Adviser and do not impact the level of expenses paid by the Global Index Fund. The Trustees discussed economy of scale considerations and concluded that this is not a primary consideration with respect to the Sub-Advisory Agreement since the Global Index Fund does not pay the sub-advisory fees, the terms of the Sub-Advisory Agreement were negotiated by the Adviser at arms-length, and the Adviser is currently waiving all advisory fees and reimbursing Fund expenses.

Based upon the foregoing considerations, but without any single factor being considered in isolation or being determinative to the Trustees' decision, the Trustees, including the Independent Trustees voting separately, unanimously approved the Sub-Advisory Agreement on behalf of the Global Index Fund for an additional annual period.

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


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


                       THIS PAGE INTENTIONALLY LEFT BLANK.

WELLS FAMILY OF REAL ESTATE FUNDS           -----------------------------------
6200 The Corners Parkway
Norcross, Georgia 30092                                    WELLS
                                                    DOW JONES WILSHIRE
BOARD OF TRUSTEES                                  U.S. REIT INDEX FUND
Leo F. Wells III
William H. Keogler, Jr.
Neil H. Strickland                                         WELLS
W. Wayne Woody                                      DOW JONES WILSHIRE
                                                  GLOBAL RESI INDEX FUND
INVESTMENT ADVISER
Wells Asset Management, Inc.                -----------------------------------
6200 The Corners Parkway
Norcross, Georgia 30092
                                                       ANNUAL REPORT
SUB-ADVISER                                          DECEMBER 31, 2008
The Tuckerman Group, LLC
4 International Drive, Suite 230                      [LOGO OMITTED]
Rye Brook, New York 10573                                 WELLS
                                                    REAL ESTATE FUNDS
UNDERWRITER
Wells Investment Securities, Inc.
6200 The Corners Parkway                    -----------------------------------
Norcross, Georgia 30092

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Ernst & Young LLP                           -----------------------------------
1900 Scripps Center
312 Walnut Street
Cincinnati, Ohio 45202

TRANSFER AGENT
Ultimus Fund Solutions, LLC
P.O. Box 46707
Cincinnati, Ohio 45246-0707

SHAREHOLDER SERVICE
Nationwide: (Toll-Free) 800-282-1581

ITEM 2.     CODE OF ETHICS.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. Pursuant to Item 12(a)(1), a copy of registrant's code of ethics is filed as an exhibit to this Form N-CSR. During the period covered by this report, the code of ethics has not been amended, and the registrant has not granted any waivers, including implicit waivers, from the provisions of the code of ethics.

ITEM 3.     AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant's board of trustees has determined that the registrant has at least one audit committee financial expert serving on its audit committee. The name of the audit committee financial expert is W. Wayne Woody. Mr. Woody is "independent" for purposes of this Item.

ITEM 4.     PRINCIPAL ACCOUNTANT FEES AND SERVICES.

      (a) AUDIT FEES. The aggregate fees billed for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or for services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $88,300 and $84,900 with respect to the registrant's fiscal years ended December 31, 2008 and 2007, respectively.

      (b) AUDIT-RELATED FEES. No fees were billed in either of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item.

      (c) TAX FEES. The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were $8,950 and $8,600 with respect to the registrant's fiscal years ended December 31, 2008 and 2007, respectively. The services comprising these fees are the preparation of the registrant's federal, state and local income and federal excise tax returns and the preparation of a request for a 30-day extension for providing registrant's shareholders with Forms 1099-DIV and 1099-B.

      (d) ALL OTHER FEES. No fees were billed in either of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

      (e)(1) The audit committee has adopted pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X. Pursuant to the pre-approval policies and procedures, the audit committee has pre-approved certain audit, audit-related and tax services and has established maximum fee levels for the various services covered under the pre-approval policies and procedures.

      (e)(2) None of the services described in paragraph (b) through (d) of this Item were approved by the audit committee pursuant to paragraph
             (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

      (f) Less than 50% of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

      (g) During the fiscal years ended December 31, 2008 and 2007, aggregate non-audit fees of $8,950 and $74,485, respectively, were billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

      (h) The registrant's audit committee of the board of trustees determined that the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5.     AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6.     SCHEDULE OF INVESTMENTS.

Not applicable [schedule filed with Item 1]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 8.     PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable

ITEM 10.    SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of trustees that have been implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(G) of Schedule 14A (17 CFR 240.14a-101).

ITEM 11.    CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.    EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Attached hereto

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable

(b)   Certifications   required  by  Rule   30a-2(b)   under  the  Act  (17  CFR
270.30a-2(b)): Attached hereto


Exhibit 99.CODE ETH      Code of Ethics

Exhibit 99.CERT          Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT       Certifications required by Rule 30a-2(b) under the Act

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Wells Family of Real Estate Funds
             -------------------------------------------------------------------

By (Signature and Title)*           /s/ Leo F. Wells III
                              --------------------------------------------------
                                    Leo F. Wells III, President

Date          March 3, 2009
         ----------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*           /s/ Leo F. Wells III
                              --------------------------------------------------
                                    Leo F. Wells III, President

Date          March 3, 2009
         ----------------------------

By (Signature and Title)*           /s/ Mark J. Seger
                              --------------------------------------------------
                                    Mark J. Seger, Treasurer

Date          March 3, 2009
         ----------------------------

* Print the name and title of each signing officer under his or her signature.